UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-5701
Amendment No. 26	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	October 23 , 2009

It is proposed that this filing will become effective (check appropriate box)
☑       immediately upon filing pursuant to paragraph (b)
☐       on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date)pursuant to paragraph (a)(1)

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account – 4
Prospectus supplement dated October 23, 2009 to
Prospectus dated May 1, 2009
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
Effective December 11, 2009, the Nationwide Variable Insurance Trust – NVIT Money Market Fund II underlying mutual fund will merge into the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II underlying mutual fund.  As a result, if any of your contract value is invested in the Nationwide Variable Insurance Trust – NVIT Money Market Fund II underlying mutual fund, the contract value will be merged into the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II underlying mutual fund.  If any portion of your future purchase payment is allocated to the Nationwide Variable Insurance Trust – NVIT Money Market Fund II underlying mutual fund, you should re-direct that allocation to another underlying mutual fund available under your contract.

Effective as of the close of trading of the New York Stock Exchange on December 11, 2009, any Dollar Cost Averaging, Systematic Withdrawals, Asset Rebalancing or other administrative program that includes transfers of contract value or allocations to the Nationwide Variable Insurance Trust – NVIT Money Market Fund II underlying mutual fund will be updated to reflect the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II underlying mutual fund.
Effective immediately, all references and information contained in the prospectus for your contract related to the Nationwide Variable Insurance Trust – NVIT Money Market Fund II underlying mutual fund are deleted.
2.	Effective December 11, 2009, the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II underlying mutual fund is added as an investment option to your contract.
3.	Effective December 11, 2009, the table in the “Underlying Mutual Fund Annual Expenses section is amended as follows:
Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.70%	4.12%
4.	Effective December 11, 2009, the table in the “Example” section is amended as follows:
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.12%)	$595	$1,769	$2,921	$5,704	*	$1,769	$2,921	$5,704	$595	$1,769	$2,921	$5,704
Minimum Total Underlying Mutual Fund Operating Expenses (0.70%)	$236	$728	$1,245	$2,664	*	$728	$1,245	$2,664	$236	$728	$1,245	$2,664
5.	Effective December 11, 2009, “Appendix A: Underlying Mutual Funds” is amended to include the following:
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

America’s marketFLEX® Advisor Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 2009.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 29 .  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Nationwide products can be found at www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  An investment in this annuity involves investment risk, even with respect to amounts allocated to the Nationwide Variable Insurance Trust – Nationwide NVIT Money Market Fund II.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing an Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A. For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Nationwide Variable Insurance Trust

Rydex Variable Trust

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (except for sub-accounts corresponding to the following sub-accounts of the Rydex Variable Trust: Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategies Allocation Fund, Multi-Cap Core Equity Fund, and All-Cap Opportunity Fund, which are not available for frequent transfers).  A contract owner who does not wish to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract value - The total value of all accumulation units held under the contract.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

DAP - Dynamic Advantage Program.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Simplified Employee Pension IRA (“SEP IRA”) - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Period (“Valuation Day”) - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of Accumulation units or Annuity units might be materially affected.

Variable account - Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Synopsis	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Condensed Financial Information	7
Financial Statements	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions The Variable Account and Underlying Mutual Funds
The Contract in General	9
Distribution and Promotional Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	11
Underlying Mutual Fund Annual Expenses Mortality and Expense Risk Charge
Administrative Charge
Premium Taxes
Optional Contract Benefits, Charges and Deductions	11
Return of Premium Enhanced Death Benefit Option
Extra Value Options
Dynamic Advantage Program
Removal of Variable Account Charges
Ownership and Interests in the Contract	13
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	15
Minimum Initial and Subsequent Purchase Payments
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	17
Surrender (Redemption)	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Assignment	19
Contract Owner Services	19
Systematic Withdrawals
Dynamic Advantage Program
Annuity Commencement Date	21
Annuitizing the Contract	21
Annuitization Date
Annuitization

Table of Contents (continued)	Page
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	23
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Statements and Reports	25
Legal Proceedings	25
Table of Contents of the Statement of Additional Information	29
Appendix A: Underlying Mutual Funds	30
Appendix B: Condensed Financial Information	35
Appendix C: Contract Types and Tax Information	50
Appendix D: Appendix D: State Variations	59

Synopsis

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.  Please refer to the applicable section later in this prospectus for a detailed description of each charge.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.20% 0.65%
Extra Value Options2 (an applicant may elect one)
3% Extra Value Option Total Variable Account Charges (including this option only)	0.40% 0.85%
4% Extra Value Option Total Variable Account Charges (including this option only)	0.55% 1.00%
Dynamic Advantage Program (“DAP”) Charge Total Variable Account Charges (including this option only)	0.35% 0.80%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option	0.20%
4% Extra Value Option	0.55%
Dynamic Advantage Program	0.35%
Maximum Possible Total Variable Account Charges	1.55%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets.	1.00%	4.12%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

2 Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.12%)	$595	$1,769	$2,921	$5,704	*	$1,769	$2,921	$5,704	$595	$1,769	$2,921	$5,704
Minimum Total Underlying Mutual Fund Operating Expenses (1.00%)	$268	$822	$1,402	$2,975	*	$822	$1,402	$2,975	$268	$822	$1,402	$2,975

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underling mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see “Determining Variable Account Value – Valuing an Accumulation Unit”).

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the “Companies”) are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation (“NISC”), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to “contract(s)” will also mean “certificate(s).”

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities (“IRAs”);
•	Investment-only Contracts;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simple IRAs;
•	Simplified Employee Pension IRAs (“SEP IRAs”); and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in the contract types, please see Appendix C:  Contract Types and Tax Information later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or contract value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on October 7, 1987, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 (“1940 Act”), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations.  Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the variable account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.

Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account-4.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments within 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

10 Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution and Promotional Expenses

Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.  Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.  For the contracts sold with this prospectus, Nationwide also considers whether the underlying mutual fund has a policy that permits frequent transfers in and out of the corresponding sub-account.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.25% of the Daily Net Assets of the variable account

The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that annuitants will live longer than assumed.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the variable account.

The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.

Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of contracts.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Return of Premium Enhanced Death Benefit Option

In lieu of the standard death benefit, and for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account, applicants for contracts with annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  Generally, if the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the “Death Benefit Calculations” provision on page 24 .

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of contract owners.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(4)
Nationwide may take back or “recapture” all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract value available for surrender.

(6)	The cost of the Extra Value Options and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving an Extra Value Option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, an applicant can elect the 3% Extra Value Option.  After the end of the 7th contract year, Nationwide will discontinue assessing the charge associated with the 3% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the variable account, an applicant can elect the 4% Extra Value Option. After the end of the 7th contract year, Nationwide will discontinue assessing the charge associated with the 4% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provision;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)
in any contract year before the end of the 7th contract year, the contract owner takes one or more partial surrenders that total more than 10% of the total of all purchase payments made to the contract during the first contract year.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code;

(2)	If the distribution is taken in order to pay registered representative fees; or

(3)	If the surrender occurs after the end of the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if a contract owner, during the first 7 contract years, takes one or more partial surrenders each contract year that total more than 10% of the total of all purchase payments made to the contract during the first contract year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes a $15,000 surrender.  Under the contract Mr. X is entitled to surrender up to 10% of purchase payments made to the contract during the first contract year without subjecting any of the bonus to recapture.  Thus, he can take ($100,000 x 10%) = $10,000 free of recapture.  That leaves $5,000 of the surrender subject to recapture.  For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $15,000 partial surrender is $150.

The amount recaptured will be taken from the sub-accounts in the same proportion that purchase payments are allocated as of the surrender date.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

Dynamic Advantage Program

The Dynamic Advantage Program (“DAP”) may be elected at any time before annuitization.  While the DAP is in effect, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the Daily Net Assets of the variable account.  In exchange, Nationwide will provide administrative services enabling contract owners to have their contract value allocated and reallocated according to actively managed models, for which Rydex Advisory Services, LLC acts as investment adviser.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 0.85% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.40% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.45%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 0.85% will have a lower unit value than sub-account X with charges of 0.45% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners,

authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.  Contingent owners may only be named for Non-Qualified Contracts.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.  Contingent annuitants may only be named in Non-Qualified Contracts.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the “Spousal Protection Feature” provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see “Purpose of the Contract” earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

** Only available for contracts issued prior to September 25, 2007 and certain State Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Generally, Nationwide calculates accumulation and annuity unit values of the sub-accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new accumulation unit value that reflects that day’s investment experience.)  Accumulation units and annuity units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the accumulation unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at Nationwide’s home office before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days of receipt at Nationwide’s home office, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  See the “Right to Examine and Cancel” provision.

Subsequent Purchase Payments

Any subsequent purchase payment received at Nationwide’s home office (along with all necessary information) before the close of the New York Stock Exchange will be priced at the accumulation unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at Nationwide’s home office (with all the necessary information) after the close of the New York Stock Exchange, it will be priced at the accumulation unit value determined on the following business day.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.

Contract owners can change allocations or make exchanges among the sub-accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  In the event that

Nationwide receives such a request, Nationwide will inform the contract owner that the allocation instructions are invalid and that the contract’s allocations among the sub-accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the value of amounts allocated to the sub-accounts.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.45% to 1.55% of the Daily Net Assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

Frequent Trading and Transfer Restrictions

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among sub-accounts.  A contract owner who does not intend to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

All of the sub-accounts are available for frequent transfers except for sub-accounts corresponding to the following underlying mutual funds of the Rydex Variable Trust:

•	Absolute Return Multi-Hedge Strategies Fund,

•	Alternative Strategies Allocation Fund

•	Commodities Strategy Fund,

•	Hedged Equity Fund,

•	Managed Futures Strategy Fund

•	Multi-Cap Core Equity Fund, and

•	All-Cap Opportunity Fund.

For purposes of this provision, these sub-accounts are referred to as the “limited transfer” funds.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the limited transfer funds because frequent movement between or among those sub-accounts may negatively impact other investors.  Frequent transfers among the limited transfer funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the limited transfer funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the limited transfer funds, while still permitting contract owners to actively trade among the remaining underlying mutual funds available under the contract.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the limited transfer funds, the performance of the sub-accounts may be adversely impacted.

U.S. Mail Restrictions

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful market timing, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the Internet.  If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests into one or more underlying mutual funds based upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determines to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.  Any restrictions on Internet use will not apply to contracts participating in the DAP.

Any request to transfer contract value among sub-accounts must be received by Nationwide’s home office no later than 1 hour before any announced closing of the New York Stock Exchange (the “cut-off” time) to be processed on the current valuation day.  The New York Stock Exchange typically closes at 4:00 p.m. Eastern Time; thus, transfer requests must generally be received by Nationwide’s home office no later than 3:00 p.m. Eastern Time for the request to be processed on the current valuation day.

Nationwide may extend the cut-off time to 25 minutes before any announced closing of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) for transfer requests submitted electronically through Nationwide’s Internet website (www.nationwide.com).

All transfer requests received after the applicable cut-off time will be processed on the next valuation day.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See “Federal Income Taxes” in Appendix C: Contract Types and Tax Information.

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  Additionally, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see, “Pricing”).

Surrender requests will receive the accumulation unit value next determined at the end of the current valuation period if the surrender request and all necessary information is received at Nationwide’s home office before the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time).  If the surrender request and all necessary information is received after the close of the New York Stock Exchange, the surrender request will receive the accumulation unit value determined at the end of the next valuation day.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

Partial Surrenders to Pay Registered Representative Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of any Extra Value Option credit; and

•	any outstanding loan balance plus accrued interest.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  Contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of

1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see “Right to Examine and Cancel”).

Dynamic Advantage Program

Contract owners may elect the Dynamic Advantage Program (“DAP”), an asset allocation service that enables contract owners to have their contract value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.  Contract owners may elect to participate or terminate the DAP at any time prior to annuitization.  While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the variable account as compensation for implementing administrative systems that are not needed in the absence of the DAP.

Participation in the DAP does not guarantee profit or protect against loss.  Additionally, Nationwide bears no responsibility in connection with the use of the DAP by plans that are subject to ERISA.  Contract owners are advised to consult qualified tax professionals before electing the DAP.

The Models Available in the DAP

The models available through the DAP are actively managed by Rydex Advisory Services, LLC (“Rydex”) according to that model’s specific investment goals.  Some models are managed based on information received from an independent third-party firm; some models are managed based on proprietary tools and methodologies of Rydex.  The currently available models are:

Focused Strategies:
•	Dorsey Wright Sector Rotation Portfolio
•	Dorsey Wright Style Rotation Portfolio
•	Dorsey Wright Tactical Asset Allocation Portfolio
•	First Quadrant Conservative Tactical Asset Allocation Portfolio
•	First Quadrant Moderate Tactical Asset Allocation Portfolio
•	First Quadrant Aggressive Tactical Asset Allocation Portfolio

Diversified Solutions:
•	Conservative Multi-Strategy Portfolio
•	Moderate Multi-Strategy Portfolio
•	Aggressive Multi-Strategy Portfolio

Complete Portfolios:
•	CLS Conservative Complete Portfolio
•	CLS Moderate Complete Portfolio
•	CLS Aggressive Complete Portfolio
•	Conservative Complete Portfolio
•	Balanced Complete Portfolio
•	Growth Complete Portfolio
•	Aggressive Growth Complete Portfolio

Each model is comprised of sub-accounts that correspond to underlying mutual funds of the Rydex Variable Trust and occasionally, the NVIT Money Market Fund II.  More information about the DAP and the individual models is available in the brochure for the program.  More information about the underlying mutual funds utilized in the models is available in the underlying mutual funds’ prospectuses.

It is the contract owner's responsibility to elect a model.  Nationwide encourages the contract owner to consult a qualified financial adviser who will assist in determining the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Rydex.  Nationwide bears no responsibility for the investment decision.

Nationwide neither endorses nor guarantees any investment model or strategy.  Nationwide is not affiliated with Rydex or any of the independent third parties employed by Rydex in connection with the management of DAP models.

Rydex as Investment Adviser

For those contracts that elect to use the DAP, the contract owner will enter into a client agreement with Rydex appointing Rydex as their investment adviser for the sole purpose of developing and maintaining the models.  Contract owners will receive a copy of Rydex's DAP brochure/Form ADV at the time of application, which contains more information about Rydex's role as investment adviser.

Election of the DAP

When the DAP is available, a contract owner may elect to begin participating by submitting a written model election form and Rydex client agreement to Nationwide's service center.  As part of the election form, every contract owner who wishes to participate in the DAP must agree to receive advance notice of model changes electronically through a password-protected Internet website.  Specific website and online account information is contained in the DAP brochure.

The DAP will not be effective on a particular contract until the contract owner successfully logs into his Nationwide online account via the Internet.  Until such time, the contract value will be allocated as instructed by the contract owner (if no instructions are provided, the contract value will be allocated to the NVIT -  NVIT Money Market Fund II) and the DAP charge will not be assessed. If the contract owner is transferring to a DAP model from an underlying mutual fund that assesses a redemption fee, redemption fees will apply.

Once the contract owner successfully logs into his Nationwide online account, Nationwide will begin the process to reallocate the contract value according to the elected model’s current allocations and Nationwide will begin assessing the DAP charge.  Participation in the DAP will continue until Nationwide records a valid DAP termination request submitted by the contract owner.

Only one model may be elected at any given time and while the DAP is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts without first terminating their participation in the DAP.  Any subsequent payments submitted to the contract will be allocated according to the currently elected model.  Any surrenders taken from the contract while the DAP is in effect will be taken proportionally from the sub-accounts.  Any charges assessed to the contract will be taken proportionally from the sub-accounts.

Evaluating and Updating the Models

Rydex will constantly evaluate the models to assess whether the combination and allocation of the sub-accounts within each model optimizes the return potential for that model.  When deemed necessary by Rydex, Rydex will update the models, with such updates occurring as often as several times per week.  Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Rydex bears sole responsibility for monitoring and updating the models.

On any date that model changes are implemented, Nationwide will reallocate the contract value of contracts participating in the affected model pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the DAP.  These changes will cause a reallocation of the contract value in accordance with the new model allocations.

Electronic Notification of Model Updates

Because all of the models available in the DAP are actively managed, it is likely that Rydex will update the models frequently.  When Rydex determines that a model update is warranted, Nationwide will, on behalf of Rydex, post a notice to each model participant’s message center (within their Nationwide online account).  The notice will be posted at least 48 hours before any model changes are implemented and will direct the contract owner to online information about the intended model changes.  After the model changes have been made, Nationwide will e-deliver a confirmation to each participant's message center.  Contract owners should check their Nationwide online account’s message center frequently and review these notices carefully.

If the contract owner is comfortable with the impending model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the impending model changes, the contract owner may either select a different model or terminate their participation in the DAP.

Changing Models

Contract owners participating in the DAP may elect to change models at any time.  An election to change models must be communicated to Nationwide’s home office in writing.  If a request to change models is received by Nationwide’s home office prior to 25 minutes before the close of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) on any valuation day, the change will be effective as of that day; if received later than 25 minutes before the close of the New York Stock Exchange, or on a non-valuation day, the change will be effective as of the next valuation day.

Currently, Nationwide does not impose any restrictions on changing models.  However, Nationwide reserves the right to limit the number, frequency, and mode of communication of model change requests upon written notice to contract owners.

Terminating Participation in the DAP

Contract owners participating in the DAP may elect to terminate participation in the program at any time.  An election to terminate a contract’s DAP must be communicated to Nationwide’s home office in writing or electronically through the contract owner’s Nationwide online account.  If a DAP termination request is received by Nationwide’s home office prior to 25 minutes before the close of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) on any valuation day, the termination will be effective as of that day; if received later than 25 minutes before the close of the New York Stock Exchange, or on a non-valuation day, the termination will be effective as of the next valuation day.  When a contract owner's participation in the DAP is terminated, the contract value will remain invested as it was on the last day of participation in the DAP and the DAP charge will no longer be assessed.  Additionally, please be aware that the terms of the “Transfer Restrictions” provision apply.

Upon a contract owner’s death, Nationwide will terminate the DAP within a reasonable time after such notification, unless Nationwide is instructed otherwise.  Nationwide reserves the right to terminate the availability of the DAP at any time upon written notice to contract owners.

Risks Associated with the DAP

Neither Nationwide nor Rydex guarantees that participation in the DAP will result in a profit or protect against a loss.

Rydex may be subject to competing interests that may affect its decisions as to which sub-accounts are utilized in the models.  Specifically, the models are comprised of sub-accounts that correspond to underlying mutual funds owned by a Rydex affiliate, with such affiliate’s investment advisory fees varying from fund to fund.  However, Rydex believes that its responsibilities and obligations to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract’s data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

For any contract that is issued as a Non-Qualified Contract or as a Roth-IRA contract, the annuity commencement date is the contract owner’s 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70½ unless the contract owner specifies otherwise.  The contract owner may not, however, extend the annuity commencement date to a date after the contract owner’s 90th birthday.  For contracts which have joint owners the older contract owner’s age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see “Required Distributions” in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

If the contract owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

DAP models are not available as investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see “Determining the Contract Value”); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under a Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the contract owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See “Required Distributions” in Appendix C: Contract Types and Tax Information.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the beneficiary becomes the contract owner.  If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the “Required Distributions for Non-Qualified Contracts” in Appendix C: Contract Types and Tax Information.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the Return of Premium Enhanced Death Benefit Option is not elected at the time of application, the death benefit will equal the contract value.

Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account, contracts with annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  If the annuitant dies before the annuitization date, and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the contract value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amount surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)

Where:

A =	The greater of:

(1)	the contract value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amount surrendered.;

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s);

B =	the contract value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the contract value.

The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature.  Please see “Spousal Protection Feature.”

Spousal Protection Feature

The Return of Premium Enhanced Death Benefit Option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)	the spouses must be co-annuitants;

(3)	both co-annuitants must be age 75 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7)
if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant;

(8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option and the new co-annuitant must be age 75 or younger; and

(9)	if the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover the subsequent spouse.

Statements and Reports

Other than confirmations about changes to DAP models (which will be posted on DAP participants’ online account message centers) Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any changes to street and/or email addresses.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, NLIC filed a motion for summary judgment.  On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions.  The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies.  On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors.  On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification.  On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification.  The Court has set a hearing on the class certification motion for February 27, 2009.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Table of Contents of the Statement of Additional Information
General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	39

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 5701
Securities Act of 1933 Registration File No. 333-140812

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Nationwide Variable Insurance Trust - NVIT Money Market Fund II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Rydex Variable Trust - All-Cap Opportunity Fund (formerly, Sector Rotation Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.

Rydex Variable Trust - Alternative Strategies Allocation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Rydex Variable Trust - Banking Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

Rydex Variable Trust - Basic Materials Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Variable Trust - Biotechnology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Rydex Variable Trust - CLS AdvisorOne Berolina Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Rydex Variable Trust - CLS AdvisorOne Clermont Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Rydex Variable Trust - Commodities Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman
Sachs Commodity Total Return Index ("GSCI® Index").

Rydex Variable Trust - Consumer Products Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones
Industrial Average.

Rydex Variable Trust - Electronics Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Variable Trust - Energy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Variable Trust - Energy Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50
Index.

Rydex Variable Trust - Financial Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long
Treasury Bond.

Rydex Variable Trust - Health Care Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.

Rydex Variable Trust - Hedged Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Rydex Variable Trust - International Opportunity Fund (formerly, International Rotation Fund)
Investment Adviser:	Rydex Investments
Sub-adviser:	Valu-Trac
Investment Objective:	The fund seeks long term capital appreciation. The fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe,
Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Rydex Variable Trust - Internet Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow
Jones Industrial Average.

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury
Bond.

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap
400® Index.

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund

Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100
Index®.

Rydex Variable Trust - Inverse Russell 2000®  Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000
Index®.

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500®
Index.

Rydex Variable Trust - Japan 2x Strategy Fund (formerly, Japan 1.25x Strategy Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.

Rydex Variable Trust - Leisure Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Variable Trust - Managed Futures Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.

Rydex Variable Trust - Multi-Cap Core Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.

Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Absolute Return Strategies Fund)
Investment Adviser:	Rydex Investments
Investment Objective:
Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100
Index®.

Rydex Variable Trust - NASDAQ-100® Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.

Rydex Variable Trust - Nova Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500®
Index.

Rydex Variable Trust - Precious Metals Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Variable Trust - Real Estate Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Variable Trust - Retailing Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and department stores, restaurant franchises, mail orderservices, including operations and other companies involved in selling products to consumers.

Rydex Variable Trust - Russell 2000®  1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.

Rydex Variable Trust - S&P 500 2x Strategy  Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.

Rydex Variable Trust - S&P 500 Pure Growth Fund (formerly, Large-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure
Growth Index.

Rydex Variable Trust - S&P 500 Pure Value Fund (formerly, Large-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure
Growth Index.

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (formerly, Mid-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (formerly, Mid-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup
Pure Growth Index.

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (formerly, Small-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup
Pure Growth Index.

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (formerly, Small-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup
Pure Value Index.

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.

Rydex Variable Trust - Technology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Variable Trust - Telecommunications Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Variable Trust - Transportation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex Variable Trust - Utilities Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.45%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 1.55%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

No Additional Contract Options Elected (Total 0.45%)
(Variable account charges of 0.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.144246	10.223696	0.78%	218,437	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.060826	6.525624	-41.00%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.877331	-1.23%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.346002	4.888426	-41.43%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.122248	6.045586	-45.64%	4,535	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.695240	9.393284	-12.17%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.560125	5.982812	-43.35%	138	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.841403	6.245042	-42.40%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.282751	7.158065	-30.39%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.927349	6.052691	-49.25%	1,092	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.794636	8.232553	-23.73%	3,912	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.637152	3.673001	-61.89%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Electronics Fund - Q/NQ	9.053963	4.496640	-50.34%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.354022	6.099644	-46.28%	4,307	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.778689	4.549316	-57.79%	4,659	2008

Rydex Variable Trust - Europe 1.25x Strategy - Q/NQ Fund	10.406073	4.676156	-55.06%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.925527	4.616540	-48.28%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.986701	15.839878	44.17%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.181192	7.615876	-25.20%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Hedged Equity - Q/NQ Fund	10.055898	7.623875	-24.19%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.441835	-35.58%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.310462	5.658062	-45.12%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.078710	16.137652	60.12%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.173328	6.373286	-30.52%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.122760	13.545774	33.82%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.401514	13.853817	47.36%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.156122	12.606931	24.13%	1,999	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.082309	13.976125	38.62%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.088049	6.063831	-33.28%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.987244	5.061320	-49.32%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.727880	-2.72%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.628009	4.328896	-55.04%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.452683	5.743460	-39.24%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.079339	8.155551	-19.09%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.928265	2.981049	-72.72%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.627688	6.145508	-42.17%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.783317	4.433848	-54.68%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.637003	7.117050	-38.84%	4,397	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.416573	5.470751	-41.90%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.902892	5.942734	-33.25%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.566797	4.631768	-51.58%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.698458	3.091053	-68.13%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund	10.144578	6.076983	-40.10%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.270493	4.738559	-48.89%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.208819	6.489421	-36.43%	133	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	9.330706	5.236074	-43.88%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.679292	6.328825	-34.61%	142	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.404677	4.727487	-43.75%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	9.153640	9.619432	5.09%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.011993	5.440856	-45.66%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.520232	5.180611	-45.58%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.620542	6.414067	-25.60%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.746568	7.534254	-29.89%	125	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.061930	9.664514	-12.63%	0	2008

Maximum Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.221024	10.187251	-0.33%	0	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	15.880039	9.265042	-41.66%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.871622	-1.28%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	11.085711	6.420912	-42.08%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	23.928062	12.862097	-46.25%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.123656	7.924338	-13.15%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	11.216518	6.284277	-43.97%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.761177	6.130146	-43.03%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.475875	7.211782	-31.16%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	9.210605	4.622252	-49.82%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.935235	5.252120	-62.31%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.163793	4.500703	-50.89%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	27.273941	14.489790	-46.87%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	33.180175	13.848850	-58.26%	0	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	18.649748	8.287590	-55.56%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	11.969183	6.121981	-48.85%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	12.785159	18.229096	42.58%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.971360	8.855876	-26.02%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.905150	8.176263	-25.02%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.394106	-36.06%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	16.423342	8.912645	-45.73%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.049907	9.579923	58.35%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.065565	5.541602	-31.29%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.199783	9.528070	32.34%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	4.119254	6.003078	45.73%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.274206	8.929924	22.76%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ - Q/NQ	6.372157	8.735611	37.09%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fun - Q/NQ	11.181229	7.377924	-34.02%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Leisure Fund - Q/NQ	17.337132	8.688626	-49.88%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.722257	-2.78%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.620867	9.168472	-55.54%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	10.503595	6.311262	-39.91%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.803638	8.644923	-19.98%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	12.611369	3.401836	-73.03%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	15.047975	8.605078	-42.82%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	13.167273	5.901225	-55.18%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	26.539936	16.051561	-39.52%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	18.006199	10.344821	-42.55%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.700726	8.383933	-33.99%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	17.981444	8.609030	-52.12%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.338355	4.203847	-68.48%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	11.081937	6.564930	-40.76%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	12.324386	6.229604	-49.45%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.776731	8.031772	-37.14%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	13.128955	7.285771	-44.51%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	12.500278	8.082799	-35.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	10.967504	6.100558	-44.38%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	7.932451	8.243940	3.93%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	14.531578	7.809389	-46.26%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.202954	6.028738	-46.19%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	15.260051	11.228473	-26.42%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	12.674369	8.787468	-30.67%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	12.975130	11.210752	-13.60%	0	2008

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:

(1)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(2)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or other eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Final 403(b) Regulations issued by the Internal Revenue Service  impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are “qualified distributions” or “non-qualified distributions.”  A “qualified distribution” is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called “non-natural persons” rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to a mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a “direct skip” and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, “contract owner” refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to “roll” money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to “sunset,” or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between “beneficiary” and “designated beneficiary” when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs, Simple IRAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the exception and should continue to be made. Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) thespouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions.”

APPENDIX D America’s marketFLEX Advisor Annuity

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Florida – Total cumulative Purchase Payments under the Contract issued by Nationwide with the same Annuitant may not exceed $2,000,000 (and will be returned to the Contract Owner), unless Nationwide agrees in writing to accept Purchase Payments exceeding $2,000,000. See “Investing in the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus.

Hawaii – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Minnesota – The Extra Value Options are not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Extra Value Options” earlier in this prospectus for more information.

New Hampshire – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.  See “Investing in the Contract” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

New York – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization date and, if the net amount to be applied to any annuity payment option at the annuitization date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See “Annuitizing the Contract” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

Oregon – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Pennsylvania – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection "Joint Owners"earlier in this prospectus for more information.

Vermont – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-233-3223, TDD 1-800-238-3035.

Table of Contents of the Statement of Additional Information
General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	39

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company (“Nationwide”).  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. (“NFS”), a holding company.      The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (‘FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, (“NISC”) One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008, 2007 and 2006, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the “yield” and “effective yield” for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See “Frequency and Amount of Annuity Payments” located in the prospectus.

2

No Additional Contract Options Elected (Total 0.45%)
(Variable account charges of 0.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.144246	10.223696	0.78%	218,437	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.060826	6.525624	-41.00%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.877331	-1.23%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.346002	4.888426	-41.43%	0	2008

Rydex Variable Trust - Basic Materials Fund- Q/NQ	11.122248	6.045586	-45.64%	4,535	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.695240	9.393284	-12.17%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.560125	5.982812	-43.35%	138	2008

3

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.841403	6.245042	-42.40%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.282751	7.158065	-30.39%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.927349	6.052691	-49.25%	1,092	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.794636	8.232553	-23.73%	3,912	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.637152	3.673001	-61.89%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.053963	4.496640	-50.34%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.354022	6.099644	-46.28%	4,307	2008

4

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.778689	4.549316	-57.79%	4,659	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.406073	4.676156	-55.06%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.925527	4.616540	-48.28%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.986701	15.839878	44.17%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.181192	7.615876	-25.20%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.055898	7.623875	-24.19%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.441835	-35.58%	0	2008*

5

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	10.310462	5.658062	-45.12%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.078710	16.137652	60.12%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.173328	6.373286	-30.52%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.122760	13.545774	33.82%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	9.401514	13.853817	47.36%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.156122	12.606931	24.13%	1,999	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.082309	13.976125	38.62%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.088049	6.063831	-33.28%	0	2008

6

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Leisure Fund - Q/NQ	9.987244	5.061320	-49.32%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.727880	-2.72%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.628009	4.328896	-55.04%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund	9.452683	5.743460	-39.24%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.079339	8.155551	-19.09%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.928265	2.981049	-72.72%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.627688	6.145508	-42.17%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.783317	4.433848	-54.68%	0	2008

7

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.637003	7.117050	-38.84%	4,397	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.416573	5.470751	-41.90%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.902892	5.942734	-33.25%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.566797	4.631768	-51.58%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.698458	3.091053	-68.13%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.144578	6.076983	-40.10%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.270493	4.738559	-48.89%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.208819	6.489421	-36.43%	133	2008

8

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.330706	5.236074	-43.88%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.679292	6.328825	-34.61%	142	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.404677	4.727487	-43.75%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.153640	9.619432	5.09%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.011993	5.440856	-45.66%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.520232	5.180611	-45.58%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.620542	6.414067	-25.60%	0	2008

9

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	10.746568	7.534254	-29.89%	125	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.061930	9.664514	-12.63%	0	2008

10

Additional Contract Options Elected (Total 0.65%)
(Variable account charges of 0.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.135699	10.194557	0.58%	28,702	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.051559	6.507020	-41.12%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.876296	-1.24%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	8.339002	4.874451	-41.55%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.112931	6.028348	-45.75%	5,790	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.686287	9.366540	-12.35%	3,630	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.551279	5.965760	-43.46%	0	2008

11

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.826846	6.224095	-42.51%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.274141	7.137671	-30.53%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.917371	6.035440	-49.36%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.785600	8.209121	-23.89%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.629079	3.662506	-61.96%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.046375	4.483806	-50.44%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.344510	6.082257	-46.39%	2,856	2008

12

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.769659	4.536334	-57.88%	0	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.397348	4.662802	-55.15%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.918042	4.603347	-48.38%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.977442	15.794735	43.88%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.172669	7.594187	-25.35%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.047476	7.602161	-24.34%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.433166	-35.67%	0	2008*

13

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	10.301827	5.641928	-45.23%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund	10.070284	16.091791	59.79%	300	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.165632	6.355116	-30.66%	2,335	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.114303	13.507301	33.55%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.393643	13.814475	47.06%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.147627	12.571116	23.88%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.073878	13.936410	38.34%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.080429	6.046553	-33.41%	5,907	2008

14

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Leisure Fund - Q/NQ	9.978880	5.046874	-49.42%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.726864	-2.73%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.619935	4.316532	-55.13%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.444762	5.727079	-39.36%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.070904	8.132339	-19.25%	0	2008*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.919109	2.972509	-72.78%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund	10.618790	6.127982	-42.29%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.775126	4.421189	-54.77%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.627247	7.096755	-38.96%	2,629	2008

15

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.408682	5.455124	-42.02%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.895430	5.925803	-33.38%	2,842	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.558771	4.618538	-51.68%	3,788	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.690335	3.082213	-68.19%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.136078	6.059658	-40.22%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.262724	4.725031	-48.99%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.200271	6.470921	-36.56%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.322890	5.221133	-44.00%	0	2008

16

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.671185	6.310789	-34.75%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.397623	4.713982	-43.87%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.145979	9.592060	4.88%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.003608	5.425342	-45.77%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.512248	5.165835	-45.69%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.613312	6.395792	-25.75%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.737573	7.512796	-30.03%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.052664	9.637013	-12.81%	0	2008

17

Additional Contract Options Elected (Total 0.80%)
(Variable account charges of 0.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.129279	10.172718	0.43%	400	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.044608	6.493087	-41.21%	114	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.875519	-1.24%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.333742	4.863968	-41.64%	31	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.105932	6.015415	-45.84%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.679563	9.346488	-12.48%	21	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.544636	5.952971	-43.55%	113	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.815915	6.208399	-42.60%	57	2008

18

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.267677	7.122397	-30.63%	34	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.909891	6.022518	-49.43%	8,018	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.778823	8.191557	-24.00%	20	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.623014	3.654642	-62.02%	4	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.040676	4.474192	-50.51%	5	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.337376	6.069217	-46.47%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.762873	4.526601	-57.94%	3	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.390800	4.652800	-55.22%	0	2008

19

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.912429	4.593460	-48.46%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.970491	15.760903	43.67%	8,016	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.166271	7.577936	-25.46%	22	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.041156	7.585896	-24.45%	171	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.426669	-35.73%	81	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.295339	5.629829	-45.32%	2	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.063942	16.057390	59.55%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.159861	6.341504	-30.77%	0	2008

20

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.107932	13.478426	33.35%	4	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	10.612108	6.114849	-42.38%	1	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.141257	12.544273	23.70%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.067543	13.906633	38.13%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.074710	6.033623	-33.51%	3	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.972592	5.036052	-49.50%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.726098	-2.74%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.613869	4.307262	-55.20%	4	2008

21

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.438810	5.714808	-39.45%	63	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.064564	8.114940	-19.37%	200	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.912229	2.966118	-72.82%	10	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.612108	6.114849	-42.38%	1	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.768966	4.411701	-54.84%	40,663	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.619915	7.081528	-39.06%	14	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.402754	5.443404	-42.11%	57	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.889818	5.913096	-33.48%	21	2008

22

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.552745	4.608626	-51.76%	4	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.684220	3.075581	-68.24%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.129700	6.046679	-40.31%	72	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.256888	4.714893	-49.07%	69	2008

Rydex Variable Trust - S&P MidCap 400 Pure Fund - Q/NQ	10.193850	6.457062	-36.66%	49	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.317019	5.209933	-44.08%	42	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.665093	6.297277	-34.85%	81	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.392322	4.703866	-43.95%	82	2008

23

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.140223	9.571541	4.72%	7	2008

Rydex Variable Trust - Technology Fund - Q/NQ	9.997318	5.413712	-45.85%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.506262	5.154770	-45.78%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.607884	6.382088	-25.86%	29	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.730821	7.496721	-30.14%	27	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.045710	9.616410	-12.94%	0	2008

24

Additional Contract Options Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.120714	10.143624	0.23%	3,210	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.035323	6.474511	-41.33%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.874483	-1.26%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	8.326730	4.850015	-41.75%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.096598	5.998209	-45.95%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.670596	9.319792	-12.66%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.535771	5.935941	-43.66%	0	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund	10.801330	6.187488	-42.72%	0	2008

25

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.259051	7.102042	-30.77%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.899888	6.005293	-49.53%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.769767	8.168154	-24.16%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.614923	3.644174	-62.10%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.033072	4.461382	-50.61%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.327852	6.051858	-46.58%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.753828	4.513642	-58.03%	0	2008

26

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.382062	4.639479	-55.31%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.904928	4.580280	-48.56%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.961214	15.715825	43.38%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.157723	7.556272	-25.61%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.032715	7.564218	-24.60%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.417993	-35.82%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.286684	5.613705	-45.43%	0	2008

27

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.055485	16.011565	59.23%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.152152	6.323364	-30.91%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.099454	13.440008	33.08%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.379849	13.745673	46.54%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.132740	12.508512	23.45%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.059084	13.866981	37.86%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.067074	6.016373	-33.65%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.964214	5.021641	-49.60%	0	2008

28

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.725077	-2.75%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.605786	4.294915	-55.29%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.430868	5.698451	-39.58%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.056107	8.091764	-19.53%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.903059	2.957598	-72.87%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.603194	6.097352	-42.50%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.760758	4.399068	-54.93%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.610136	7.061257	-39.18%	0	2008

29

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.394847	5.427801	-42.23%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.882345	5.896189	-33.62%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.544707	4.595409	-51.85%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.676078	3.066766	-68.31%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.121184	6.029382	-40.43%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.249102	4.701381	-49.17%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.185283	6.438595	-36.79%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.309185	5.195016	-44.19%	0	2008

30

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.656966	6.279253	-34.98%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.385256	4.690382	-44.06%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.132549	9.544207	4.51%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	9.988913	5.398224	-45.96%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.498265	5.140015	-45.88%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.600634	6.363833	-26.01%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.721808	7.475294	-30.28%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	11.036431	9.588953	-13.12%	0	2008

31

Maximum Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.221024	10.187251	-0.33%	0	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	15.880039	9.265042	-41.66%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.871622	-1.28%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	11.085711	6.420912	-42.08%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	23.928062	12.862097	-46.25%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.123656	7.924338	-13.15%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	11.216518	6.284277	-43.97%	0	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.761177	6.130146	-43.03%	0	2008

32

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.475875	7.211782	-31.16%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	9.210605	4.622252	-49.82%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.935235	5.252120	-62.31%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.163793	4.500703	-50.89%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	27.273941	14.489790	-46.87%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	33.180175	13.848850	-58.26%	0	2008

33

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	18.649748	8.287590	-55.56%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	11.969183	6.121981	-48.85%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.785159	18.229096	42.58%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.971360	8.855876	-26.02%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.905150	8.176263	-25.02%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.394106	-36.06%	0	2008

Rydex Variable Trust - Internet Fund - Q/NQ	16.423342	8.912645	-45.73%	0	2008

34

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.049907	9.579923	58.35%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.065565	5.541602	-31.29%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.199783	9.528070	32.34%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	4.119254	6.003078	45.73%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.274206	8.929924	22.76%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.372157	8.735611	37.09%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	11.181229	7.377924	-34.02%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	17.337132	8.688626	-49.88%	0	2008

35

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.722257	-2.78%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.620867	9.168472	-55.54%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	10.503595	6.311262	-39.91%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.803638	8.644923	-19.98%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	12.611369	3.401836	-73.03%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	15.047975	8.605078	-42.82%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	13.167273	5.901225	-55.18%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	26.539936	16.051561	-39.52%	0	2008

36

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	18.006199	10.344821	-42.55%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.700726	8.383933	-33.99%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	17.981444	8.609030	-52.12%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.338355	4.203847	-68.48%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	11.081937	6.564930	-40.76%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	12.324386	6.229604	-49.45%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.776731	8.031772	-37.14%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	13.128955	7.285771	-44.51%	0	2008

37

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	12.500278	8.082799	-35.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	10.967504	6.100558	-44.38%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	7.932451	8.243940	3.93%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	14.531578	7.809389	-46.26%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.202954	6.028738	-46.19%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	15.260051	11.228473	-26.42%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	12.674369	8.787468	-30.67%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	12.975130	11.210752	-13.60%	0	2008

38

Financial Statements

39

VA 4

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Income & Growth Fund - Class III (ACVIG3)
628,962 shares (cost $5,066,142)	$3,031,595
American Century VP - Ultra(R) Fund - Class III (ACVU3)
112,513 shares (cost $1,174,472)	680,704
American Century VP - Value Fund - Class III (ACVV3)
1,266,393 shares (cost $8,712,150)	5,926,717
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
395,215 shares (cost $9,790,764)	5,110,128
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
126,200 shares (cost $5,166,470)	2,935,403
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
864,360 shares (cost $23,935,612)	13,051,840
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
1,811 shares (cost $38,228)	24,306
Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)
14,681 shares (cost $160,292)	72,085
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
200,868 shares (cost $3,445,600)	2,040,822
Legg Mason Partners VIT - Money Market Portfolio (SBMMP)
94,759 shares (cost $94,759)	94,759
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2,178,205 shares (cost $11,728,541)	10,847,458
Nationwide VIT - Government Bond Fund - Class III (GBF3)
1,544,141 shares (cost $18,021,819)	18,545,130
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
797,507 shares (cost $9,981,763)	5,462,925
Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
803,141 shares (cost $8,033,798)	7,404,956
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,005,851 shares (cost $23,794,090)	16,869,206
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
1,253,850 shares (cost $15,652,236)	9,930,489
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
757,842 shares (cost $8,148,616)	6,676,587
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
35,375 shares (cost $1,040,744)	620,829
Nationwide VIT - Money Market Fund - Class II (SAM2)
352,652,687 shares (cost $352,652,687)	352,652,687
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
25,082 shares (cost $407,713)	240,539
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
73,786 shares (cost $825,658)	489,200

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
133,041 shares (cost $2,556,505)	$1,434,186
Nationwide VIT - Nationwide Fund - Class III (TRF3)
63,080 shares (cost $726,848)	412,543
Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
940,786 shares (cost $21,849,900)	19,728,289
Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)
3,752 shares (cost $76,029)	74,744
Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)
302,814 shares (cost $11,013,372)	6,552,899
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
1,176,425 shares (cost $15,747,802)	15,764,095
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
359,839 shares (cost $7,133,689)	6,973,674
Rydex Variable Trust Portfolios - Berolina Fund (RVBER)
141,104 shares (cost $3,664,654)	2,273,186
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
1,329,809 shares (cost $24,958,013)	25,306,264
Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)
69,941 shares (cost $1,484,835)	1,265,240
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
885,205 shares (cost $19,166,142)	10,153,304
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
641,648 shares (cost $17,802,962)	17,651,744
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
1,639,475 shares (cost $15,277,249)	15,820,939
Rydex Variable Trust Portfolios - Electronics Fund (RELF)
71,221 shares (cost $481,449)	485,728
Rydex Variable Trust Portfolios - Energy Fund (RENF)
457,175 shares (cost $10,957,258)	9,367,524
Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
630,216 shares (cost $15,763,031)	8,936,468
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
559,385 shares (cost $6,750,564)	7,076,226
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
354,716 shares (cost $4,895,623)	4,047,306
Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
1,974,694 shares (cost $26,407,658)	34,043,720
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
1,020,583 shares (cost $22,657,640)	21,656,762
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
552,088 shares (cost $11,458,622)	10,594,572
Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)
368,718 shares (cost $6,196,438)	6,341,942
Rydex Variable Trust Portfolios - Internet Fund (RINF)
71,466 shares (cost $724,426)	703,228

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
134,486 shares (cost $5,498,592)	$4,789,045
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
305,266 shares (cost $4,038,673)	4,151,622
Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
86,124 shares (cost $4,522,121)	4,030,582
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
151,845 shares (cost $3,864,073)	3,805,223
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
69,353 shares (cost $3,107,082)	2,961,392
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
126,491 shares (cost $7,494,868)	7,392,136
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
334,731 shares (cost $4,562,978)	5,047,749
Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
344,443 shares (cost $5,435,255)	5,672,970
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
497,063 shares (cost $4,586,326)	4,553,094
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
14,938 shares (cost $566,789)	455,146
Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)
78,057 shares (cost $1,904,873)	1,885,864
Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
790,938 shares (cost $7,226,079)	7,759,106
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
269,594 shares (cost $5,593,597)	5,081,843
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
430,107 shares (cost $5,197,061)	3,737,629
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
96,401 shares (cost $1,623,399)	1,400,701
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
1,162,318 shares (cost $9,242,770)	9,531,004
Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
480,079 shares (cost $5,040,512)	5,040,826
Rydex Variable Trust Portfolios - Nova Fund (RNF)
3,376,383 shares (cost $15,254,644)	15,362,542
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
3,075,829 shares (cost $22,556,662)	28,420,656
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
521,680 shares (cost $10,175,715)	9,134,622
Rydex Variable Trust Portfolios - Retailing Fund (RRF)
1,514,006 shares (cost $11,087,100)	11,400,462
Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
500,351 shares (cost $7,557,916)	8,290,823
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
2,421,251 shares (cost $14,007,340)	14,914,906

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
2,151,071 shares (cost $30,252,092)	$19,467,190
Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
367,314 shares (cost $6,286,843)	6,530,844
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
553,568 shares (cost $7,046,544)	5,629,783
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
252,133 shares (cost $5,896,040)	5,357,835
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
510,774 shares (cost $4,867,375)	3,600,957
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
268,407 shares (cost $2,241,611)	2,131,149
Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
1,662,927 shares (cost $17,970,924)	18,142,538
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
1,589,408 shares (cost $23,686,246)	24,492,771
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
139,911 shares (cost $3,259,043)	3,511,754

Total Investments	943,057,712

Accounts Receivable	33,679

Total Assets	$943,091,391

Contract Owners’ Equity:
Accumulation units	942,249,637
Contracts in payout (annuitization) period	841,754

Total Contract Owners’ Equity (note 5)	$943,091,391

See accompanying notes to financial statements.

5

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVIG3	ACVU3	ACVV3	FEI2R	FG2R	FC2R	SBTRP

Reinvested dividends	$10,086,091	116,310	-	193,807	171,226	18,205	134,815	637
Mortality and expense risk charges (note 2)	(16,443,608)	(77,323)	(15,781)	(118,398)	(123,032)	(107,559)	(344,788)	(587)

Net investment income (loss)	(6,357,517)	38,987	(15,781)	75,409	48,194	(89,354)	(209,973)	50

Proceeds from mutual fund shares sold	4,930,694,886	2,987,147	1,218,203	4,167,310	4,860,150	15,378,888	14,865,159	50,593
Cost of mutual fund shares sold	(5,199,255,976)	(4,124,807)	(1,284,794)	(5,970,277)	(6,381,027)	(16,417,259)	(22,114,557)	(74,012)

Realized gain (loss) on investments	(268,561,090)	(1,137,660)	(66,591)	(1,802,967)	(1,520,877)	(1,038,371)	(7,249,398)	(23,419)
Change in unrealized gain (loss) on investments	(29,136,303)	(1,831,399)	(706,406)	(1,703,975)	(3,216,328)	(3,493,138)	(6,059,444)	(13,923)

Net gain (loss) on investments	(297,697,393)	(2,969,059)	(772,997)	(3,506,942)	(4,737,205)	(4,531,509)	(13,308,842)	(37,342)

Reinvested capital gains	20,176,366	696,796	175,729	1,028,922	9,911	-	720,030	73

Net increase (decrease) in contract owners’ equity resulting from operations	$(283,878,544)	(2,233,276)	(613,049)	(2,402,611)	(4,679,100)	(4,620,863)	(12,798,785)	(37,219)

Investment Activity:	SBIEP	SBVI	SBMMP	SBTIG	HIBF3	GBF3	GVIDA6	GVIDC6

Reinvested dividends	$2,157	36,902	2,481	-	610,419	863,170	155,248	243,802
Mortality and expense risk charges (note 2)	(929)	(37,552)	(1,253)	(18)	(113,045)	(294,383)	(127,725)	(109,722)

Net investment income (loss)	1,228	(650)	1,228	(18)	497,374	568,787	27,523	134,080

Proceeds from mutual fund shares sold	938	541,968	21,963	-	14,956,667	13,243,426	3,760,444	6,972,574
Cost of mutual fund shares sold	(3,060)	(662,830)	(21,963)	-	(16,329,957)	(12,885,781)	(4,113,996)	(7,237,295)

Realized gain (loss) on investments	(2,122)	(120,862)	-	-	(1,373,290)	357,645	(353,552)	(264,721)
Change in unrealized gain (loss) on investments	(36,447)	(1,194,248)	-	-	(658,637)	202,253	(4,614,565)	(597,549)

Net gain (loss) on investments	(38,569)	(1,315,110)	-	-	(2,031,927)	559,898	(4,968,117)	(862,270)

Reinvested capital gains	-	81,488	-	-	-	-	1,322,079	132,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,341)	(1,234,272)	1,228	(18)	(1,534,553)	1,128,685	(3,618,515)	(595,385)

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDM6	GVDMA6	GVDMC6	SGRF3	SAM2	SCGF3	SCVF3	SCF3

Reinvested dividends	$597,427	348,284	249,881	-	3,377,659	-	7,262	19,039
Mortality and expense risk charges (note 2)	(307,983)	(197,897)	(123,610)	(14,039)	(4,219,574)	(5,502)	(10,264)	(32,074)

Net investment income (loss)	289,444	150,387	126,271	(14,039)	(841,915)	(5,502)	(3,002)	(13,035)

Proceeds from mutual fund shares sold	6,780,776	7,498,974	5,864,458	448,693	908,166,488	168,771	372,394	1,116,446
Cost of mutual fund shares sold	(7,462,192)	(8,498,487)	(6,268,070)	(429,061)	(908,166,488)	(171,335)	(510,982)	(1,827,966)

Realized gain (loss) on investments	(681,416)	(999,513)	(403,612)	19,632	-	(2,564)	(138,588)	(711,520)
Change in unrealized gain (loss) on investments	(7,387,174)	(5,626,542)	(1,485,453)	(630,300)	-	(239,074)	(116,579)	(833,929)

Net gain (loss) on investments	(8,068,590)	(6,626,055)	(1,889,065)	(610,668)	-	(241,638)	(255,167)	(1,545,449)

Reinvested capital gains	1,847,929	1,425,578	401,497	-	-	-	-	475,677

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,931,217)	(5,050,090)	(1,361,297)	(624,707)	(841,915)	(247,140)	(258,169)	(1,082,807)

Investment Activity:	TRF3	RVARS	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF

Reinvested dividends	$14,988	110,740	1,607	34,862	22,551	52,401	43,430	-
Mortality and expense risk charges (note 2)	(17,676)	(363,435)	(31)	(126,287)	(156,971)	(424,124)	(62,812)	(222,899)

Net investment income (loss)	(2,688)	(252,695)	1,576	(91,425)	(134,420)	(371,723)	(19,382)	(222,899)

Proceeds from mutual fund shares sold	1,083,664	22,968,027	28	13,748,880	65,312,842	96,006,203	10,833,959	54,867,601
Cost of mutual fund shares sold	(1,498,401)	(26,455,991)	(29)	(15,946,113)	(70,688,342)	(105,408,272)	(11,584,144)	(60,512,714)

Realized gain (loss) on investments	(414,737)	(3,487,964)	(1)	(2,197,233)	(5,375,500)	(9,402,069)	(750,185)	(5,645,113)
Change in unrealized gain (loss) on investments	(289,456)	(911,665)	(1,285)	(3,980,854)	798,719	572,207	(1,351,140)	716,601

Net gain (loss) on investments	(704,193)	(4,399,629)	(1,286)	(6,178,087)	(4,576,781)	(8,829,862)	(2,101,325)	(4,928,512)

Reinvested capital gains	167,462	-	-	173,193	-	528,652	44,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(539,419)	(4,652,324)	290	(6,096,319)	(4,711,201)	(8,672,933)	(2,075,762)	(5,151,411)

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE

Reinvested dividends	$18,894	601,003	38,488	227,505	-	-	-	80,429
Mortality and expense risk charges (note 2)	(53,274)	(502,140)	(295,654)	(181,529)	(19,930)	(455,700)	(468,678)	(224,511)

Net investment income (loss)	(34,380)	98,863	(257,166)	45,976	(19,930)	(455,700)	(468,678)	(144,082)

Proceeds from mutual fund shares sold	10,462,650	42,569,365	62,543,403	112,726,147	25,490,438	89,998,470	83,188,958	68,100,033
Cost of mutual fund shares sold	(11,685,222)	(41,617,167)	(69,265,048)	(125,586,106)	(26,253,547)	(96,824,557)	(90,484,497)	(83,548,720)

Realized gain (loss) on investments	(1,222,572)	952,198	(6,721,645)	(12,859,959)	(763,109)	(6,826,087)	(7,295,539)	(15,448,687)
Change in unrealized gain (loss) on investments	87,519	(12,359,697)	1,256,906	2,148,221	24,052	(782,150)	(5,975,060)	4,323,059

Net gain (loss) on investments	(1,135,053)	(11,407,499)	(5,464,739)	(10,711,738)	(739,057)	(7,608,237)	(13,270,599)	(11,125,628)

Reinvested capital gains	26,431	-	528,404	-	-	382,037	1,189,645	258,684

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,143,002)	(11,308,636)	(5,193,501)	(10,665,762)	(758,987)	(7,681,900)	(12,549,632)	(11,011,026)

Investment Activity:	RFSF	RUGB	RHCF	RVHEQ	RVIRO	RINF	RVIDD	RJNF

Reinvested dividends	$-	797,958	-	145,584	-	-	26,712	22,661
Mortality and expense risk charges (note 2)	(132,540)	(457,572)	(345,954)	(112,332)	(47,144)	(122,539)	(111,668)	(89,386)

Net investment income (loss)	(132,540)	340,386	(345,954)	33,252	(47,144)	(122,539)	(84,956)	(66,725)

Proceeds from mutual fund shares sold	38,511,313	242,524,552	70,739,555	7,700,979	10,057,011	40,875,691	115,101,123	194,677,619
Cost of mutual fund shares sold	(45,715,227)	(237,070,252)	(78,879,694)	(9,604,120)	(11,922,525)	(46,480,332)	(110,936,753)	(196,762,280)

Realized gain (loss) on investments	(7,203,914)	5,454,300	(8,140,139)	(1,903,141)	(1,865,514)	(5,604,641)	4,164,370	(2,084,661)
Change in unrealized gain (loss) on investments	1,700,939	7,231,470	(522,136)	(231,615)	145,504	1,300,746	(805,233)	215,598

Net gain (loss) on investments	(5,502,975)	12,685,770	(8,662,275)	(2,134,756)	(1,720,010)	(4,303,895)	3,359,137	(1,869,063)

Reinvested capital gains	-	-	1,140,600	-	-	-	1,630,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,635,515)	13,026,156	(7,867,629)	(2,101,504)	(1,767,154)	(4,426,434)	4,904,941	(1,935,788)

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RVIMC	RAF	RVISC	RUF	RLCJ	RVLCG	RVLCV	RLF

Reinvested dividends	$24,562	20,286	29,768	56,409	22,116	-	78,703	-
Mortality and expense risk charges (note 2)	(38,934)	(110,098)	(56,556)	(510,860)	(86,431)	(190,030)	(107,271)	(89,596)

Net investment income (loss)	(14,372)	(89,812)	(26,788)	(454,451)	(64,315)	(190,030)	(28,568)	(89,596)

Proceeds from mutual fund shares sold	40,352,714	188,385,760	96,423,192	576,147,740	54,245,275	65,900,726	46,281,619	22,780,169
Cost of mutual fund shares sold	(39,798,220)	(184,483,410)	(95,499,157)	(561,303,973)	(57,308,785)	(72,822,541)	(52,865,589)	(28,853,489)

Realized gain (loss) on investments	554,494	3,902,350	924,035	14,843,767	(3,063,510)	(6,921,815)	(6,583,970)	(6,073,320)
Change in unrealized gain (loss) on investments	(513,155)	(172,241)	(180,233)	(98,102)	1,127,070	238,893	1,126,462	2,405,420

Net gain (loss) on investments	41,339	3,730,109	743,802	14,745,665	(1,936,440)	(6,682,922)	(5,457,508)	(3,667,900)

Reinvested capital gains	-	-	-	-	-	-	1,158,895	355,128

Net increase (decrease) in contract owners’ equity resulting from operations	$26,967	3,640,297	717,014	14,291,214	(2,000,755)	(6,872,952)	(4,327,181)	(3,402,368)

Investment Activity:	RVMFU	RMED	RVMCG	RVMCV	RVCEQ	RVF	ROF	RNF

Reinvested dividends	$-	-	-	-	41,499	23,266	10,680	98,312
Mortality and expense risk charges (note 2)	(662)	(142,860)	(160,472)	(77,253)	(36,356)	(213,154)	(123,903)	(445,364)

Net investment income (loss)	(662)	(142,860)	(160,472)	(77,253)	5,143	(189,888)	(113,223)	(347,052)

Proceeds from mutual fund shares sold	139,416	59,493,484	41,717,179	13,783,957	5,281,349	182,922,679	130,904,237	83,124,398
Cost of mutual fund shares sold	(142,232)	(66,285,976)	(46,128,162)	(17,088,159)	(6,929,411)	(200,981,995)	(135,318,345)	(102,190,564)

Realized gain (loss) on investments	(2,816)	(6,792,492)	(4,410,983)	(3,304,202)	(1,648,062)	(18,059,316)	(4,414,108)	(19,066,166)
Change in unrealized gain (loss) on investments	(19,009)	2,372,944	(284,953)	(909,009)	587,417	522,514	(449)	1,166,873

Net gain (loss) on investments	(21,825)	(4,419,548)	(4,695,936)	(4,213,211)	(1,060,645)	(17,536,802)	(4,414,557)	(17,899,293)

Reinvested capital gains	-	-	-	726,492	3,009	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,487)	(4,562,408)	(4,856,408)	(3,563,972)	(1,052,493)	(17,726,690)	(4,527,780)	(18,246,345)

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RSRF	RVSCG	RVSCV

Reinvested dividends	$-	99,084	-	15,563	-	-	-	49,588
Mortality and expense risk charges (note 2)	(436,595)	(295,382)	(64,056)	(118,304)	(162,433)	(441,941)	(77,448)	(77,617)

Net investment income (loss)	(436,595)	(196,298)	(64,056)	(102,741)	(162,433)	(441,941)	(77,448)	(28,029)

Proceeds from mutual fund shares sold	105,048,825	57,641,798	22,931,786	105,278,963	119,418,639	19,245,758	33,674,214	16,276,531
Cost of mutual fund shares sold	(122,245,597)	(72,854,009)	(26,879,106)	(113,141,404)	(130,926,366)	(23,414,109)	(36,833,329)	(20,079,797)

Realized gain (loss) on investments	(17,196,772)	(15,212,211)	(3,947,320)	(7,862,441)	(11,507,727)	(4,168,351)	(3,159,115)	(3,803,266)
Change in unrealized gain (loss) on investments	5,899,877	3,903,732	439,564	1,869,131	2,275,817	(10,244,562)	735,396	(883,060)

Net gain (loss) on investments	(11,296,895)	(11,308,479)	(3,507,756)	(5,993,310)	(9,231,910)	(14,412,913)	(2,423,719)	(4,686,326)

Reinvested capital gains	-	997,841	38,980	-	-	78,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,733,490)	(10,506,936)	(3,532,832)	(6,096,051)	(9,394,343)	(14,776,009)	(2,501,167)	(4,714,355)

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

Reinvested dividends	$-	-	8,726	-	118,985	-
Mortality and expense risk charges (note 2)	(67,356)	(126,748)	(140,826)	(169,149)	(416,061)	(82,068)

Net investment income (loss)	(67,356)	(126,748)	(132,100)	(169,149)	(297,076)	(82,068)

Proceeds from mutual fund shares sold	40,299,135	41,851,277	45,165,222	67,151,602	109,414,594	45,881,707
Cost of mutual fund shares sold	(38,869,712)	(46,732,174)	(51,948,840)	(74,449,417)	(120,116,895)	(47,078,964)

Realized gain (loss) on investments	1,429,423	(4,880,897)	(6,783,618)	(7,297,815)	(10,702,301)	(1,197,257)
Change in unrealized gain (loss) on investments	(527,583)	(1,182,172)	1,026,506	2,341,758	4,029,234	741,224

Net gain (loss) on investments	901,840	(6,063,069)	(5,757,112)	(4,956,057)	(6,673,067)	(456,033)

Reinvested capital gains	-	956,037	813,664	343,344	314,804	-

Net increase (decrease) in contract owners’ equity resulting from operations	$834,484	(5,233,780)	(5,075,548)	(4,781,862)	(6,655,339)	(538,101)

See accompanying notes to financial statements.

10

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVIG3		ACVU3		ACVV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,357,517)	5,231,237	38,987	53,895	(15,781)	(23,796)	75,409	37,735
Realized gain (loss) on investments	(268,561,090)	30,093,842	(1,137,660)	914,247	(66,591)	123,395	(1,802,967)	414,151
Change in unrealized gain (loss) on investments	(29,136,303)	(47,529,092)	(1,831,399)	(1,103,915)	(706,406)	233,955	(1,703,975)	(2,438,319)
Reinvested capital gains	20,176,366	56,769,367	696,796	-	175,729	-	1,028,922	1,302,406

Net increase (decrease) in contract owners’ equity resulting from operations	(283,878,544)	44,565,354	(2,233,276)	(135,773)	(613,049)	333,554	(2,402,611)	(684,027)

Equity transactions:
Purchase payments received from contract owners (note 3)	191,493,555	155,753,232	75,331	175,861	4,512	36,999	310,681	466,189
Transfers between funds	-	-	(1,305,553)	(1,223,785)	(915,662)	117,262	(1,168,058)	(4,409,704)
Redemptions (note 3)	(195,510,244)	(197,946,532)	(504,232)	(1,484,761)	(59,883)	(132,445)	(694,954)	(2,029,712)
Annuity benefits	(477,694)	(484,985)	(1,964)	(2,542)	-	-	(2,093)	(2,845)
Contract maintenance charges (note 2)	(2,198)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,059,850)	(2,166,816)	(5,834)	(14,694)	(752)	(838)	(6,608)	(27,406)
Adjustments to maintain reserves	23,992	11,626	8	109	46	(93)	15	404

Net equity transactions	(6,532,439)	(44,833,475)	(1,742,244)	(2,549,812)	(971,739)	20,885	(1,561,017)	(6,003,074)

Net change in contract owners’ equity	(290,410,983)	(268,121)	(3,975,520)	(2,685,585)	(1,584,788)	354,439	(3,963,628)	(6,687,101)
Contract owners’ equity beginning of period	1,233,502,374	1,233,770,495	7,007,116	9,692,701	2,265,496	1,911,057	9,890,321	16,577,422

Contract owners’ equity end of period	$943,091,391	1,233,502,374	3,031,596	7,007,116	680,708	2,265,496	5,926,693	9,890,321

CHANGES IN UNITS:
Beginning units	93,051,817	96,971,616	511,898	697,047	185,781	185,778	707,354	1,105,290
Units purchased	871,079,222	982,283,716	117,463	309,322	33,176	159,924	265,070	390,279
Units redeemed	(859,165,068)	(986,203,515)	(285,926)	(494,471)	(122,107)	(159,921)	(385,683)	(788,215)

Ending units	104,965,971	93,051,817	343,435	511,898	96,850	185,781	586,741	707,354

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2R		FG2R		FC2R		SBTRP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$48,194	8,573	(89,354)	(108,262)	(209,973)	(163,823)	50	-
Realized gain (loss) on investments	(1,520,877)	709,257	(1,038,371)	1,009,347	(7,249,398)	1,238,817	(23,419)	-
Change in unrealized gain (loss) on investments	(3,216,328)	(1,931,736)	(3,493,138)	1,076,716	(6,059,444)	(5,523,647)	(13,923)	-
Reinvested capital gains	9,911	1,182,607	-	16,461	720,030	8,442,964	73	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,679,100)	(31,299)	(4,620,863)	1,994,262	(12,798,785)	3,994,311	(37,219)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	289,793	402,262	118,322	312,855	360,312	1,017,515	-	-
Transfers between funds	(2,571,925)	(2,003,993)	(10,745,117)	13,444,497	(5,602,339)	6,369,230	61,525	-
Redemptions (note 3)	(984,198)	(2,227,331)	(1,072,307)	(1,332,045)	(2,682,060)	(3,298,202)	-	-
Annuity benefits	(2,255)	(2,992)	(2,646)	(2,781)	(2,628)	(2,938)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,261)	(35,785)	(10,662)	(11,077)	(30,977)	(44,502)	-	-
Adjustments to maintain reserves	(53)	317	(84)	393	(109)	443	(13)	-

Net equity transactions	(3,282,899)	(3,867,522)	(11,712,494)	12,411,842	(7,957,801)	4,041,546	61,512	-

Net change in contract owners’ equity	(7,961,999)	(3,898,821)	(16,333,357)	14,406,104	(20,756,586)	8,035,857	24,293	-
Contract owners’ equity beginning of period	13,072,124	16,970,945	19,268,728	4,862,624	33,808,408	25,772,551	-	-

Contract owners’ equity end of period	$5,110,125	13,072,124	2,935,371	19,268,728	13,051,822	33,808,408	24,293	-

CHANGES IN UNITS:
Beginning units	923,301	1,195,976	1,427,016	449,694	1,869,163	1,648,597	-	-
Units purchased	194,966	433,347	402,464	1,583,932	678,716	988,550	4,225	-
Units redeemed	(477,858)	(706,022)	(1,410,692)	(606,610)	(1,270,704)	(767,984)	(2,789)	-

Ending units	640,409	923,301	418,788	1,427,016	1,277,175	1,869,163	1,436	-

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBIEP		SBVI		SBMMP		SBTIG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,228	(296)	(650)	12,155	1,228	3,987	(18)	(2,256)
Realized gain (loss) on investments	(2,122)	(3,086)	(120,862)	4,896	-	-	-	946,140
Change in unrealized gain (loss) on investments	(36,447)	(34,919)	(1,194,248)	(210,530)	-	-	-	(727,326)
Reinvested capital gains	-	42,137	81,488	103,369	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,341)	3,836	(1,234,272)	(90,110)	1,228	3,987	(18)	216,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	3,675
Transfers between funds	25,003	-	(86,528)	4,287,411	-	-	-	(4,287,411)
Redemptions (note 3)	-	-	(385,323)	(446,918)	(20,599)	(5,394)	-	(152,608)
Annuity benefits	-	-	-	-	-	-	(5,497)	(22,412)
Contract maintenance charges (note 2)	(14)	-	(2,068)	-	(116)	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	132	453	(1,833)	7	(97)	(10,985)	9,619

Net equity transactions	24,992	132	(473,466)	3,838,660	(20,708)	(5,491)	(16,482)	(4,449,137)

Net change in contract owners’ equity	(12,349)	3,968	(1,707,738)	3,748,550	(19,480)	(1,504)	(16,500)	(4,232,579)
Contract owners’ equity beginning of period	84,432	80,464	3,748,550	-	114,231	115,735	16,500	4,249,079

Contract owners’ equity end of period	$72,083	84,432	2,040,812	3,748,550	94,751	114,231	-	16,500

CHANGES IN UNITS:
Beginning units	5,193	5,194	384,388	-	8,536	8,955	-	221,976
Units purchased	2,745	-	3,731	428,742	-	-	-	191
Units redeemed	(1)	(1)	(58,761)	(44,354)	(1,545)	(419)	-	(222,167)

Ending units	7,937	5,193	329,358	384,388	6,991	8,536	-	-

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	HIBF3		GBF3		GVIDA6		GVIDC6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$497,374	468,015	568,787	535,435	27,523	52,242	134,080	104,389
Realized gain (loss) on investments	(1,373,290)	(161,575)	357,645	(41,422)	(353,552)	720,552	(264,721)	19,424
Change in unrealized gain (loss) on investments	(658,637)	(280,812)	202,253	419,536	(4,614,565)	(652,353)	(597,549)	(86,195)
Reinvested capital gains	-	-	-	-	1,322,079	362,335	132,805	119,675

Net increase (decrease) in contract owners’ equity resulting from operations	(1,534,553)	25,628	1,128,685	913,549	(3,618,515)	482,776	(595,385)	157,293

Equity transactions:
Purchase payments received from contract owners (note 3)	281,159	1,364,527	606,689	601,669	143,160	1,136,796	556,385	1,127,052
Transfers between funds	4,968,847	3,055,801	2,272,594	6,549,002	(1,806,200)	(769,134)	3,299,332	(1,477,383)
Redemptions (note 3)	(1,385,378)	(1,116,256)	(3,533,033)	(2,886,266)	(384,468)	(932,246)	(1,112,556)	(427,438)
Annuity benefits	-	-	(14,760)	(14,439)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,754)	(27,088)	(46,613)	(16,967)	(10,702)	(15,201)	(36,681)	(2,820)
Adjustments to maintain reserves	(81)	3	(67)	(93)	(2)	705	(70)	79

Net equity transactions	3,853,793	3,276,987	(715,190)	4,232,906	(2,058,212)	(579,080)	2,706,410	(780,510)

Net change in contract owners’ equity	2,319,240	3,302,615	413,495	5,146,455	(5,676,727)	(96,304)	2,111,025	(623,217)
Contract owners’ equity beginning of period	8,528,143	5,225,528	18,131,525	12,985,070	11,139,666	11,235,970	5,293,897	5,917,114

Contract owners’ equity end of period	$10,847,383	8,528,143	18,545,020	18,131,525	5,462,939	11,139,666	7,404,922	5,293,897

CHANGES IN UNITS:
Beginning units	757,438	473,318	1,498,890	1,131,842	783,334	824,418	462,812	536,836
Units purchased	2,141,758	2,096,797	1,539,681	1,173,269	135,643	401,496	934,216	271,917
Units redeemed	(1,540,988)	(1,812,677)	(1,593,529)	(806,221)	(299,103)	(442,580)	(698,249)	(345,941)

Ending units	1,358,208	757,438	1,445,042	1,498,890	619,874	783,334	698,779	462,812

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM6		GVDMA6		GVDMC6		SGRF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$289,444	282,521	150,387	152,025	126,271	142,714	(14,039)	(19,732)
Realized gain (loss) on investments	(681,416)	1,144,809	(999,513)	968,533	(403,612)	51,112	19,632	100,588
Change in unrealized gain (loss) on investments	(7,387,174)	(851,191)	(5,626,542)	(885,819)	(1,485,453)	(67,922)	(630,300)	8,346
Reinvested capital gains	1,847,929	349,591	1,425,578	304,939	401,497	146,065	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,931,217)	925,730	(5,050,090)	539,678	(1,361,297)	271,969	(624,707)	89,202

Equity transactions:
Purchase payments received from contract owners (note 3)	1,016,951	4,646,146	741,529	754,212	603,415	1,098,509	8,523	14,092
Transfers between funds	3,436,657	470,095	117,072	5,450,993	(2,272,143)	6,439,476	(128,379)	196,152
Redemptions (note 3)	(4,220,526)	(4,083,550)	(1,156,679)	(3,176,810)	(948,879)	(738,711)	(107,130)	(129,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36,668)	(60,758)	(13,659)	(69,898)	(10,358)	(4,842)	(3,480)	(647)
Adjustments to maintain reserves	(53)	250	(85)	338	(67)	(322)	(5)	(108)

Net equity transactions	196,361	972,183	(311,822)	2,958,835	(2,628,032)	6,794,110	(230,471)	80,445

Net change in contract owners’ equity	(5,734,856)	1,897,913	(5,361,912)	3,498,513	(3,989,329)	7,066,079	(855,178)	169,647
Contract owners’ equity beginning of period	22,604,032	20,706,119	15,292,382	11,793,869	10,665,870	3,599,791	1,475,992	1,306,345

Contract owners’ equity end of period	$16,869,176	22,604,032	9,930,470	15,292,382	6,676,541	10,665,870	620,814	1,475,992

CHANGES IN UNITS:
Beginning units	1,764,416	1,684,346	1,115,759	899,550	880,836	309,482	105,552	100,288
Units purchased	760,652	1,093,711	637,699	1,054,134	328,888	703,445	17,055	25,831
Units redeemed	(780,859)	(1,013,641)	(683,613)	(837,925)	(551,844)	(132,091)	(39,366)	(20,567)

Ending units	1,744,209	1,764,416	1,069,845	1,115,759	657,880	880,836	83,241	105,552

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM2		SCGF3		SCVF3		SCF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(841,915)	6,751,753	(5,502)	(8,848)	(3,002)	(4,724)	(13,035)	(57,216)
Realized gain (loss) on investments	-	-	(2,564)	49,936	(138,588)	(8,679)	(711,520)	(12,105)
Change in unrealized gain (loss) on investments	-	-	(239,074)	10,562	(116,579)	(226,285)	(833,929)	(423,305)
Reinvested capital gains	-	-	-	-	-	144,176	475,677	562,257

Net increase (decrease) in contract owners’ equity resulting from operations	(841,915)	6,751,753	(247,140)	51,650	(258,169)	(95,512)	(1,082,807)	69,631

Equity transactions:
Purchase payments received from contract owners (note 3)	146,596,809	101,683,262	1,666	2,531	21,323	6,870	21,997	95,814
Transfers between funds	61,601,347	(11,266,363)	(73,056)	(48,608)	(189,858)	(252,950)	(198,519)	(1,455,999)
Redemptions (note 3)	(97,714,850)	(60,221,166)	(40,923)	(69,227)	(52,347)	(144,656)	(227,749)	(577,274)
Annuity benefits	(289,065)	(294,420)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(962,686)	(639,096)	(1,005)	(951)	(103)	(1,661)	(1,416)	(26,741)
Adjustments to maintain reserves	(156,951)	5,722	(9)	(45)	6	(12)	(7)	(19)

Net equity transactions	109,074,604	29,267,939	(113,327)	(116,300)	(220,979)	(392,409)	(405,694)	(1,964,219)

Net change in contract owners’ equity	108,232,689	36,019,692	(360,467)	(64,650)	(479,148)	(487,921)	(1,488,501)	(1,894,588)
Contract owners’ equity beginning of period	244,418,798	208,399,106	600,992	665,642	968,345	1,456,266	2,922,660	4,817,248

Contract owners’ equity end of period	$352,651,487	244,418,798	240,525	600,992	489,197	968,345	1,434,159	2,922,660

CHANGES IN UNITS:
Beginning units	23,647,331	20,692,057	48,203	57,842	70,779	97,392	185,353	308,338
Units purchased	263,735,629	344,587,709	5,406	7,393	14,703	8,861	69,761	144,818
Units redeemed	(253,113,549)	(341,632,435)	(17,081)	(17,032)	(32,003)	(35,474)	(106,130)	(267,803)

Ending units	34,269,411	23,647,331	36,528	48,203	53,479	70,779	148,984	185,353

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF3		RVARS		RVASA		RVAMR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,688)	(6,180)	(252,695)	455,910	1,576	-	(91,425)	(28,164)
Realized gain (loss) on investments	(414,737)	85,314	(3,487,964)	663,361	(1)	-	(2,197,233)	550,867
Change in unrealized gain (loss) on investments	(289,456)	(124,822)	(911,665)	(1,223,257)	(1,285)	-	(3,980,854)	(479,620)
Reinvested capital gains	167,462	99,253	-	213,127	-	-	173,193	374,730

Net increase (decrease) in contract owners’ equity resulting from operations	(539,419)	53,565	(4,652,324)	109,141	290	-	(6,096,319)	417,813

Equity transactions:
Purchase payments received from contract owners (note 3)	6,453	56,182	2,532,193	1,728,440	-	-	605,836	76,745
Transfers between funds	(287,800)	(426,354)	1,349,792	6,845,872	74,454	-	2,830,325	10,484,113
Redemptions (note 3)	(77,849)	(119,988)	(2,730,888)	(3,640,878)	-	-	(1,156,499)	(574,182)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(824)	(45,110)	(44,546)	-	-	(23,429)	(11,452)
Adjustments to maintain reserves	737	(1,829)	(119)	(238)	4	-	(99)	(17)

Net equity transactions	(358,912)	(492,813)	1,105,868	4,888,650	74,458	-	2,256,134	9,975,207

Net change in contract owners’ equity	(898,331)	(439,248)	(3,546,456)	4,997,791	74,748	-	(3,840,185)	10,393,020
Contract owners’ equity beginning of period	1,310,953	1,750,201	23,274,631	18,276,840	-	-	10,393,020	-

Contract owners’ equity end of period	$412,622	1,310,953	19,728,175	23,274,631	74,748	-	6,552,835	10,393,020

CHANGES IN UNITS:
Beginning units	93,336	132,523	2,157,687	1,729,823	-	-	925,019	-
Units purchased	61,804	135,025	3,258,793	3,289,300	7,573	-	1,679,061	1,601,277
Units redeemed	(104,552)	(174,212)	(3,131,087)	(2,861,436)	-	-	(1,562,188)	(676,258)

Ending units	50,588	93,336	2,285,393	2,157,687	7,573	-	1,041,892	925,019

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RBKF		RBMF		RVBER		RBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(134,420)	21,532	(371,723)	(563,743)	(19,382)	(10,843)	(222,899)	(94,540)
Realized gain (loss) on investments	(5,375,500)	(723,281)	(9,402,069)	9,220,525	(750,185)	41,961	(5,645,113)	356,150
Change in unrealized gain (loss) on investments	798,719	(1,228,762)	572,207	(2,466,021)	(1,351,140)	(40,328)	716,601	(53,005)
Reinvested capital gains	-	-	528,652	3,042,777	44,945	30,538	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,711,201)	(1,930,511)	(8,672,933)	9,233,538	(2,075,762)	21,328	(5,151,411)	208,605

Equity transactions:
Purchase payments received from contract owners (note 3)	818,862	556,502	1,804,255	1,963,834	279,797	180,032	1,236,259	543,691
Transfers between funds	13,966,254	(8,788,899)	(28,315,645)	7,023,555	2,071,776	2,762,349	21,891,764	1,586,450
Redemptions (note 3)	(916,656)	(845,237)	(3,293,495)	(4,130,199)	(587,265)	(359,152)	(1,262,483)	(529,386)
Annuity benefits	-	-	(9,231)	(3,749)	-	-	(2,124)	(2,274)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,149)	(9,457)	(34,871)	(52,482)	(11,377)	(8,506)	(16,303)	(7,084)
Adjustments to maintain reserves	(111)	(92)	(402)	3,021	(86)	(7)	(124)	(218)

Net equity transactions	13,855,200	(9,087,183)	(29,849,389)	4,803,980	1,752,845	2,574,716	21,846,989	1,591,179

Net change in contract owners’ equity	9,143,999	(11,017,694)	(38,522,322)	14,037,518	(322,917)	2,596,044	16,695,578	1,799,784
Contract owners’ equity beginning of period	6,620,044	17,637,738	45,495,816	31,458,298	2,596,044	-	8,610,589	6,810,805

Contract owners’ equity end of period	$15,764,043	6,620,044	6,973,494	45,495,816	2,273,127	2,596,044	25,306,167	8,610,589

CHANGES IN UNITS:
Beginning units	592,327	1,143,218	1,894,999	1,734,363	241,098	-	942,389	766,752
Units purchased	12,028,869	3,392,431	4,460,615	5,016,143	1,339,246	353,433	10,842,518	7,578,034
Units redeemed	(10,145,766)	(3,943,322)	(5,813,883)	(4,855,507)	(1,209,191)	(112,335)	(8,579,259)	(7,402,397)

Ending units	2,475,430	592,327	541,731	1,894,999	371,153	241,098	3,205,648	942,389

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVCLR		RVCMD		RCPF		RVLDD

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(34,380)	14,045	98,863	(303,955)	(257,166)	47,907	45,976	(78,907)
Realized gain (loss) on investments	(1,222,572)	45,024	952,198	1,304,983	(6,721,645)	1,936,448	(12,859,959)	297,152
Change in unrealized gain (loss) on investments	87,519	(307,113)	(12,359,697)	3,891,307	1,256,906	(2,046,140)	2,148,221	(886,302)
Reinvested capital gains	26,431	248,269	-	-	528,404	1,529,741	-	1,493,065

Net increase (decrease) in contract owners’ equity resulting from operations	(1,143,002)	225	(11,308,636)	4,892,335	(5,193,501)	1,467,956	(10,665,762)	825,008

Equity transactions:
Purchase payments received from contract owners (note 3)	247,205	9,836	2,595,203	1,385,548	712,601	683,910	2,619,076	1,056,270
Transfers between funds	549,524	2,085,241	(5,704,602)	9,302,243	1,480,102	1,399,936	10,307,833	(977,774)
Redemptions (note 3)	(305,097)	(174,109)	(3,385,033)	(2,473,647)	(2,207,864)	(1,789,301)	(2,930,909)	(1,441,165)
Annuity benefits	-	-	-	-	(4,172)	(2,556)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,244)	(304)	(41,710)	(29,309)	(23,581)	(21,837)	(14,590)	(15,635)
Adjustments to maintain reserves	(102)	4	(1,287)	463	(407)	256	(91)	365

Net equity transactions	487,286	1,920,668	(6,537,429)	8,185,298	(43,321)	270,408	9,981,319	(1,377,939)

Net change in contract owners’ equity	(655,716)	1,920,893	(17,846,065)	13,077,633	(5,236,822)	1,738,364	(684,443)	(552,931)
Contract owners’ equity beginning of period	1,920,893	-	27,997,886	14,920,253	22,888,286	21,149,922	16,505,318	17,058,249

Contract owners’ equity end of period	$1,265,177	1,920,893	10,151,821	27,997,886	17,651,464	22,888,286	15,820,875	16,505,318

CHANGES IN UNITS:
Beginning units	183,136	-	3,045,583	2,092,686	1,411,731	1,420,963	1,178,525	1,299,147
Units purchased	1,179,939	1,293,926	6,599,662	6,827,292	5,358,882	3,460,912	24,215,559	12,902,270
Units redeemed	(1,187,356)	(1,110,790)	(7,448,148)	(5,874,395)	(5,322,670)	(3,470,144)	(22,371,853)	(13,022,892)

Ending units	175,719	183,136	2,197,097	3,045,583	1,447,943	1,411,731	3,022,231	1,178,525

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RELF		RENF		RESF		RLCE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(19,930)	(75,859)	(455,700)	(499,030)	(468,678)	(512,506)	(144,082)	353,676
Realized gain (loss) on investments	(763,109)	(110,705)	(6,826,087)	(2,373,656)	(7,295,539)	5,169,968	(15,448,687)	2,547,999
Change in unrealized gain (loss) on investments	24,052	44,467	(782,150)	5,752,093	(5,975,060)	1,206,782	4,323,059	(4,766,668)
Reinvested capital gains	-	-	382,037	4,529,348	1,189,645	2,358,530	258,684	3,554,489

Net increase (decrease) in contract owners’ equity resulting from operations	(758,987)	(142,097)	(7,681,900)	7,408,755	(12,549,632)	8,222,774	(11,011,026)	1,689,496

Equity transactions:
Purchase payments received from contract owners (note 3)	21,607	164,974	1,595,065	1,752,600	2,532,374	2,464,077	390,264	1,420,038
Transfers between funds	(241,924)	(174,203)	(30,072,973)	11,735,478	(21,659,021)	16,889,257	(16,932,910)	805,282
Redemptions (note 3)	(152,328)	(517,162)	(3,431,961)	(3,039,177)	(2,776,598)	(3,004,378)	(1,438,975)	(4,633,213)
Annuity benefits	(381)	(522)	(45,120)	(34,219)	(24,776)	(16,253)	(5,758)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,387)	(6,967)	(46,140)	(39,966)	(29,089)	(38,394)	(20,505)	(66,539)
Adjustments to maintain reserves	(89)	(221)	1,178	(4,153)	(29,974)	1,622	(271)	2,033

Net equity transactions	(374,502)	(534,101)	(31,999,951)	10,370,563	(21,987,084)	16,295,931	(18,008,155)	(2,476,607)

Net change in contract owners’ equity	(1,133,489)	(676,198)	(39,681,851)	17,779,318	(34,536,716)	24,518,705	(29,019,181)	(787,111)
Contract owners’ equity beginning of period	1,619,141	2,295,339	49,049,369	31,270,051	43,443,168	18,924,463	36,095,389	36,882,500

Contract owners’ equity end of period	$485,652	1,619,141	9,367,518	49,049,369	8,906,452	43,443,168	7,076,208	36,095,389

CHANGES IN UNITS:
Beginning units	177,430	241,200	1,787,020	1,497,573	1,302,965	762,447	1,920,923	2,192,359
Units purchased	4,177,625	8,614,894	4,189,533	6,412,879	3,438,035	5,874,524	5,959,067	8,237,489
Units redeemed	(4,248,098)	(8,678,664)	(5,339,396)	(6,123,432)	(4,101,049)	(5,334,006)	(7,036,363)	(8,508,925)

Ending units	106,957	177,430	637,157	1,787,020	639,951	1,302,965	843,627	1,920,923

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RFSF		RUGB		RHCF		RVHEQ

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(132,540)	(126,232)	340,386	548,595	(345,954)	(411,496)	33,252	142,649
Realized gain (loss) on investments	(7,203,914)	(3,029,328)	5,454,300	(105,943)	(8,140,139)	598,376	(1,903,141)	67,005
Change in unrealized gain (loss) on investments	1,700,939	(3,221,435)	7,231,470	647,559	(522,136)	(7,695)	(231,615)	(548,603)
Reinvested capital gains	-	1,454,980	-	-	1,140,600	449,387	-	105,794

Net increase (decrease) in contract owners’ equity resulting from operations	(5,635,515)	(4,922,015)	13,026,156	1,090,211	(7,867,629)	628,572	(2,101,504)	(233,155)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,751	1,036,711	3,009,712	878,887	816,442	1,183,096	673,979	641,597
Transfers between funds	(3,705,912)	(15,589,016)	(1,070,217)	(1,745,383)	7,174,304	580,639	5,784,219	365,246
Redemptions (note 3)	(910,256)	(2,298,195)	(6,675,693)	(3,531,381)	(2,238,140)	(2,218,257)	(968,799)	(1,652,276)
Annuity benefits	(1,660)	(2,521)	-	-	(12,684)	(13,179)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,921)	(32,933)	(55,293)	(48,827)	(30,153)	(27,338)	(18,251)	(17,986)
Adjustments to maintain reserves	(46)	102	30,199	84	587	(2,320)	(105)	(219)

Net equity transactions	(4,319,044)	(16,885,852)	(4,761,292)	(4,446,620)	5,710,356	(497,359)	5,471,043	(663,638)

Net change in contract owners’ equity	(9,954,559)	(21,807,867)	8,264,864	(3,356,409)	(2,157,273)	131,213	3,369,539	(896,793)
Contract owners’ equity beginning of period	14,001,850	35,809,717	25,810,098	29,166,507	23,813,778	23,682,565	7,224,928	8,121,721

Contract owners’ equity end of period	$4,047,291	14,001,850	34,074,962	25,810,098	21,656,505	23,813,778	10,594,467	7,224,928

CHANGES IN UNITS:
Beginning units	1,165,736	2,399,247	2,018,451	2,477,009	1,987,359	2,061,198	663,743	756,277
Units purchased	5,252,929	5,089,342	30,344,501	18,808,077	9,811,638	6,080,717	1,837,574	2,088,808
Units redeemed	(5,764,386)	(6,322,853)	(30,493,540)	(19,266,635)	(9,354,004)	(6,154,556)	(1,198,639)	(2,181,342)

Ending units	654,279	1,165,736	1,869,412	2,018,451	2,444,993	1,987,359	1,302,678	663,743

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVIRO		RINF		RVIDD		RJNF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(47,144)	-	(122,539)	(134,044)	(84,956)	94,467	(66,725)	106,400
Realized gain (loss) on investments	(1,865,514)	-	(5,604,641)	161,033	4,164,370	(1,118,750)	(2,084,661)	(1,223,260)
Change in unrealized gain (loss) on investments	145,504	-	1,300,746	(1,284,944)	(805,233)	227,861	215,598	(56,813)
Reinvested capital gains	-	-	-	-	1,630,760	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,767,154)	-	(4,426,434)	(1,257,955)	4,904,941	(796,422)	(1,935,788)	(1,173,673)

Equity transactions:
Purchase payments received from contract owners (note 3)	366,454	-	207,697	282,039	253,978	617,628	258,620	279,920
Transfers between funds	7,958,403	-	(14,921,552)	17,829,392	(2,113,988)	(1,729,608)	1,500,629	(137,632)
Redemptions (note 3)	(186,427)	-	(922,784)	(803,948)	(469,654)	(491,146)	(1,918,176)	(721,502)
Annuity benefits	-	-	(4,692)	(4,014)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,027)	-	(7,999)	(9,222)	(7,800)	(3,045)	(19,003)	(9,513)
Adjustments to maintain reserves	(25,534)	-	(127)	258	(69)	(271)	38,500	(635)

Net equity transactions	8,109,869	-	(15,649,457)	17,294,505	(2,337,533)	(1,606,442)	(139,430)	(589,362)

Net change in contract owners’ equity	6,342,715	-	(20,075,891)	16,036,550	2,567,408	(2,402,864)	(2,075,218)	(1,763,035)
Contract owners’ equity beginning of period	-	-	20,779,062	4,742,512	2,221,573	4,624,437	6,265,305	8,028,340

Contract owners’ equity end of period	$6,342,715	-	703,171	20,779,062	4,788,981	2,221,573	4,190,087	6,265,305

CHANGES IN UNITS:
Beginning units	-	-	1,266,765	309,872	365,708	681,290	770,197	928,746
Units purchased	2,338,298	-	2,117,578	4,134,906	26,577,341	23,136,276	35,470,841	11,910,823
Units redeemed	(1,345,605)	-	(3,307,490)	(3,178,013)	(26,443,716)	(23,451,858)	(35,493,789)	(12,069,372)

Ending units	992,693	-	76,853	1,266,765	499,333	365,708	747,249	770,197

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVIMC		RAF		RVISC		RUF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(14,372)	25,984	(89,812)	253,309	(26,788)	79,683	(454,451)	116,684
Realized gain (loss) on investments	554,494	112,249	3,902,350	(2,251,570)	924,035	281,709	14,843,767	(1,298,232)
Change in unrealized gain (loss) on investments	(513,155)	17,712	(172,241)	4,983	(180,233)	80,552	(98,102)	424,945
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,967	155,945	3,640,297	(1,993,278)	717,014	441,944	14,291,214	(756,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	184,695	16,499	276,496	100,432	230,284	96,222	2,408,069	177,014
Transfers between funds	3,100,941	(2,422,220)	(4,178,075)	(4,261,610)	(1,067,811)	(2,049,239)	(12,260,631)	(250,013)
Redemptions (note 3)	(182,936)	(218,085)	(570,972)	(1,175,009)	(449,878)	(603,540)	(3,087,929)	(1,827,157)
Annuity benefits	-	-	-	(6,839)	-	-	(216)	(7,091)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,125)	(486)	(4,271)	(11,375)	(2,904)	(4,416)	(27,955)	(26,979)
Adjustments to maintain reserves	(111)	(21)	(1,184)	447	(27)	(70)	(3,927)	(1,855)

Net equity transactions	3,101,464	(2,624,313)	(4,478,006)	(5,353,954)	(1,290,336)	(2,561,043)	(12,972,589)	(1,936,081)

Net change in contract owners’ equity	3,128,431	(2,468,368)	(837,709)	(7,347,232)	(573,322)	(2,119,099)	1,318,625	(2,692,684)
Contract owners’ equity beginning of period	902,071	3,370,439	4,642,937	11,990,169	3,534,718	5,653,817	6,070,385	8,763,069

Contract owners’ equity end of period	$4,030,502	902,071	3,805,228	4,642,937	2,961,396	3,534,718	7,389,010	6,070,385

CHANGES IN UNITS:
Beginning units	124,504	449,003	1,120,118	2,522,905	482,460	801,628	941,839	1,349,133
Units purchased	6,828,831	14,031,900	57,413,321	158,108,534	18,559,359	25,932,599	97,701,968	49,936,506
Units redeemed	(6,528,578)	(14,356,399)	(57,905,706)	(159,511,321)	(18,712,645)	(26,251,767)	(97,803,999)	(50,343,800)

Ending units	424,757	124,504	627,733	1,120,118	329,174	482,460	839,808	941,839

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RLCJ		RVLCG		RVLCV		RLF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(64,315)	495,626	(190,030)	(159,387)	(28,568)	(51,547)	(89,596)	(306,012)
Realized gain (loss) on investments	(3,063,510)	(2,704,003)	(6,921,815)	(455,749)	(6,583,970)	(437,869)	(6,073,320)	1,341,464
Change in unrealized gain (loss) on investments	1,127,070	560,401	238,893	136,952	1,126,462	(1,160,439)	2,405,420	(3,710,456)
Reinvested capital gains	-	-	-	336,847	1,158,895	1,734,181	355,128	2,203,037

Net increase (decrease) in contract owners’ equity resulting from operations	(2,000,755)	(1,647,976)	(6,872,952)	(141,337)	(4,327,181)	84,326	(3,402,368)	(471,967)

Equity transactions:
Purchase payments received from contract owners (note 3)	148,947	645,072	436,372	726,256	209,876	479,979	49,264	420,644
Transfers between funds	(974,510)	(4,385,184)	(6,184,965)	9,874,023	2,175,082	(32,040,870)	(7,977,567)	(9,660,248)
Redemptions (note 3)	(538,799)	(1,502,928)	(1,228,075)	(1,289,598)	(703,725)	(2,380,204)	(672,835)	(1,874,326)
Annuity benefits	(1,235)	(1,700)	-	-	-	-	(3,863)	(3,042)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,564)	(16,737)	(13,058)	(21,262)	(10,735)	(36,403)	(5,518)	(24,036)
Adjustments to maintain reserves	(106)	(149)	(10,250)	(48)	(129)	254	(341)	373

Net equity transactions	(1,370,267)	(5,261,626)	(6,999,976)	9,289,371	1,670,369	(33,977,244)	(8,610,860)	(11,140,635)

Net change in contract owners’ equity	(3,371,022)	(6,909,602)	(13,872,928)	9,148,034	(2,656,812)	(33,892,918)	(12,013,228)	(11,612,602)
Contract owners’ equity beginning of period	8,418,706	15,328,308	19,545,800	10,397,766	7,209,802	41,102,720	12,468,178	24,080,780

Contract owners’ equity end of period	$5,047,684	8,418,706	5,672,872	19,545,800	4,552,990	7,209,802	454,950	12,468,178

CHANGES IN UNITS:
Beginning units	751,913	1,190,504	1,757,917	967,675	581,997	3,100,903	724,843	1,336,727
Units purchased	7,230,290	9,145,340	9,458,848	11,666,027	6,339,910	11,806,681	828,445	2,233,625
Units redeemed	(7,305,118)	(9,583,931)	(10,354,593)	(10,875,785)	(6,192,486)	(14,325,587)	(1,502,303)	(2,845,509)

Ending units	677,085	751,913	862,172	1,757,917	729,421	581,997	50,985	724,843

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVMFU		RMED		RVMCG		RVMCV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(662)	-	(142,860)	(53,589)	(160,472)	(172,610)	(77,253)	(74,574)
Realized gain (loss) on investments	(2,816)	-	(6,792,492)	(3,042,421)	(4,410,983)	(654,852)	(3,304,202)	406,501
Change in unrealized gain (loss) on investments	(19,009)	-	2,372,944	197,649	(284,953)	(28,970)	(909,009)	(591,042)
Reinvested capital gains	-	-	-	1,696,077	-	1,213,675	726,492	5,300

Net increase (decrease) in contract owners’ equity resulting from operations	(22,487)	-	(4,562,408)	(1,202,284)	(4,856,408)	357,243	(3,563,972)	(253,815)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,118	-	174,322	741,091	458,771	393,269	197,387	418,374
Transfers between funds	1,682,949	-	(1,700,482)	(1,113,443)	2,546,401	3,957,739	2,720,452	(3,715,187)
Redemptions (note 3)	(1,398)	-	(1,158,188)	(2,023,330)	(1,866,886)	(1,476,169)	(755,927)	(1,807,338)
Annuity benefits	-	-	(3,086)	(4,023)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(12,134)	(21,072)	(11,808)	(20,123)	(7,844)	(27,357)
Adjustments to maintain reserves	203,708	-	(117)	94	(151)	(175)	5,990	312

Net equity transactions	1,908,368	-	(2,699,685)	(2,420,683)	1,126,327	2,854,541	2,160,058	(5,131,196)

Net change in contract owners’ equity	1,885,881	-	(7,262,093)	(3,622,967)	(3,730,081)	3,211,784	(1,403,914)	(5,385,011)
Contract owners’ equity beginning of period	-	-	15,021,054	18,644,021	8,811,803	5,600,019	5,147,605	10,532,616

Contract owners’ equity end of period	$1,885,881	-	7,758,961	15,021,054	5,081,722	8,811,803	3,743,691	5,147,605

CHANGES IN UNITS:
Beginning units	-	-	721,452	915,949	685,021	465,988	389,952	751,110
Units purchased	209,499	-	5,166,627	12,063,469	4,568,003	8,250,297	1,925,767	5,356,349
Units redeemed	(15,533)	-	(5,050,541)	(12,257,966)	(4,623,301)	(8,031,264)	(1,804,147)	(5,717,507)

Ending units	193,966	-	837,538	721,452	629,723	685,021	511,572	389,952

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVCEQ		RVF		ROF		RNF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,143	(73,585)	(189,888)	(183,630)	(113,223)	(183,180)	(347,052)	(158,149)
Realized gain (loss) on investments	(1,648,062)	346,491	(18,059,316)	116,471	(4,414,108)	1,451,392	(19,066,166)	4,803,354
Change in unrealized gain (loss) on investments	587,417	(977,479)	522,514	(263,365)	(449)	102,923	1,166,873	(3,377,608)
Reinvested capital gains	3,009	444,744	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,052,493)	(259,829)	(17,726,690)	(330,524)	(4,527,780)	1,371,135	(18,246,345)	1,267,597

Equity transactions:
Purchase payments received from contract owners (note 3)	119,679	527,720	377,067	918,819	263,798	424,439	662,039	1,578,571
Transfers between funds	(2,383,817)	285,255	785,571	16,791,306	(1,834,824)	3,045,825	(6,702,514)	(8,511,619)
Redemptions (note 3)	(193,866)	(674,682)	(1,549,738)	(1,673,176)	(1,674,469)	(2,926,855)	(4,097,817)	(5,058,636)
Annuity benefits	-	-	-	-	-	-	(2,316)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,823)	(9,940)	(17,750)	(13,317)	(7,032)	(45,758)	(55,675)	(99,390)
Adjustments to maintain reserves	(39)	(116)	(57)	(171)	(44)	(31)	(502)	252

Net equity transactions	(2,460,866)	128,237	(404,907)	16,023,461	(3,252,571)	497,620	(10,196,785)	(12,090,822)

Net change in contract owners’ equity	(3,513,359)	(131,592)	(18,131,597)	15,692,937	(7,780,351)	1,868,755	(28,443,130)	(10,823,225)
Contract owners’ equity beginning of period	4,913,992	5,045,584	27,662,536	11,969,599	12,821,105	10,952,350	43,805,603	54,628,828

Contract owners’ equity end of period	$1,400,633	4,913,992	9,530,939	27,662,536	5,040,754	12,821,105	15,362,473	43,805,603

CHANGES IN UNITS:
Beginning units	468,895	448,474	2,175,439	1,191,682	842,901	841,434	3,331,378	4,124,172
Units purchased	416,935	1,030,828	43,371,199	52,652,716	14,693,910	19,183,111	10,083,303	12,481,427
Units redeemed	(663,347)	(1,010,407)	(42,769,022)	(51,668,959)	(14,955,443)	(19,181,644)	(10,799,598)	(13,274,221)

Ending units	222,483	468,895	2,777,616	2,175,439	581,368	842,901	2,615,083	3,331,378

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RPMF		RREF		RRF		RMEK

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(436,595)	(378,770)	(196,298)	(1,273)	(64,056)	(203,210)	(102,741)	(9,721)
Realized gain (loss) on investments	(17,196,772)	5,306,756	(15,212,211)	(3,059,239)	(3,947,320)	(1,297,422)	(7,862,441)	(1,400,461)
Change in unrealized gain (loss) on investments	5,899,877	(1,447,718)	3,903,732	(4,501,706)	439,564	(149,362)	1,869,131	(886,502)
Reinvested capital gains	-	-	997,841	2,637,630	38,980	1,364,303	-	838,092

Net increase (decrease) in contract owners’ equity resulting from operations	(11,733,490)	3,480,268	(10,506,936)	(4,924,588)	(3,532,832)	(285,691)	(6,096,051)	(1,458,592)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,615,020	1,523,795	1,033,712	1,277,576	100,719	291,546	349,780	880,630
Transfers between funds	1,899,745	9,595,352	(876,520)	(14,238,150)	13,065,632	(14,162,565)	1,755,683	(7,869,289)
Redemptions (note 3)	(3,160,789)	(1,886,704)	(2,408,042)	(7,988,672)	(455,007)	(1,006,178)	(656,649)	(20,808,184)
Annuity benefits	(15,927)	(13,206)	(4,579)	(6,275)	(1,694)	(2,264)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,942)	(23,632)	(20,970)	(44,373)	(4,678)	(12,330)	(7,524)	(13,425)
Adjustments to maintain reserves	1,337	(2,871)	(119)	963	240	59	569	(1,523)

Net equity transactions	314,444	9,192,734	(2,276,518)	(20,998,931)	12,705,212	(14,891,732)	1,441,859	(27,811,791)

Net change in contract owners’ equity	(11,419,046)	12,673,002	(12,783,454)	(25,923,519)	9,172,380	(15,177,423)	(4,654,192)	(29,270,383)
Contract owners’ equity beginning of period	39,839,889	27,166,887	21,917,964	47,841,483	2,228,386	17,405,809	12,944,932	42,215,315

Contract owners’ equity end of period	$28,420,843	39,839,889	9,134,510	21,917,964	11,400,766	2,228,386	8,290,740	12,944,932

CHANGES IN UNITS:
Beginning units	1,493,671	1,192,909	1,220,492	2,113,674	175,243	1,189,006	713,902	2,130,166
Units purchased	9,002,016	8,910,279	5,083,620	5,848,797	3,952,263	1,913,307	12,244,101	14,895,331
Units redeemed	(8,726,151)	(8,609,517)	(5,421,878)	(6,741,979)	(2,752,113)	(2,927,070)	(12,001,441)	(16,311,595)

Ending units	1,769,536	1,493,671	882,234	1,220,492	1,375,393	175,243	956,562	713,902

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RTF		RSRF		RVSCG		RVSCV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(162,433)	(64,290)	(441,941)	(431,398)	(77,448)	(88,915)	(28,029)	(84,514)
Realized gain (loss) on investments	(11,507,727)	783,332	(4,168,351)	1,769,494	(3,159,115)	(713,084)	(3,803,266)	(1,524,863)
Change in unrealized gain (loss) on investments	2,275,817	(1,163,766)	(10,244,562)	139,015	735,396	(332,340)	(883,060)	(243,980)
Reinvested capital gains	-	1,532,182	78,845	2,668,812	-	603,952	-	732,553

Net increase (decrease) in contract owners’ equity resulting from operations	(9,394,343)	1,087,458	(14,776,009)	4,145,923	(2,501,167)	(530,387)	(4,714,355)	(1,120,804)

Equity transactions:
Purchase payments received from contract owners (note 3)	238,431	645,762	2,075,969	3,581,756	171,540	127,784	167,390	150,104
Transfers between funds	9,533,480	(4,540,047)	(2,086,215)	2,107,823	4,620,944	(208,954)	7,485,701	(8,067,487)
Redemptions (note 3)	(1,023,266)	(1,174,120)	(2,358,129)	(2,775,034)	(566,032)	(801,392)	(482,302)	(781,565)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,545)	(11,859)	(32,053)	(24,881)	(4,031)	(9,938)	(4,685)	(11,056)
Adjustments to maintain reserves	(71)	232	(160)	477	(9,961)	(72)	(123)	100

Net equity transactions	8,740,029	(5,080,032)	(2,400,588)	2,890,141	4,212,460	(892,572)	7,165,981	(8,709,904)

Net change in contract owners’ equity	(654,314)	(3,992,574)	(17,176,597)	7,036,064	1,711,293	(1,422,959)	2,451,626	(9,830,708)
Contract owners’ equity beginning of period	15,569,188	19,561,762	36,643,783	29,607,719	4,819,484	6,242,443	3,178,063	13,008,771

Contract owners’ equity end of period	$14,914,874	15,569,188	19,467,186	36,643,783	6,530,777	4,819,484	5,629,689	3,178,063

CHANGES IN UNITS:
Beginning units	1,158,234	1,441,771	2,302,659	2,251,981	383,469	488,949	288,414	926,833
Units purchased	29,956,436	12,770,490	1,978,930	2,839,453	4,840,975	4,874,339	3,441,906	2,202,517
Units redeemed	(27,604,133)	(13,054,027)	(2,179,643)	(2,788,775)	(4,418,712)	(4,979,819)	(2,810,007)	(2,840,936)

Ending units	3,510,537	1,158,234	2,101,946	2,302,659	805,732	383,469	920,313	288,414

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVSDL		RTEC		RTEL		RTRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(67,356)	(14,071)	(126,748)	(307,513)	(132,100)	(383,379)	(169,149)	(256,048)
Realized gain (loss) on investments	1,429,423	(126,965)	(4,880,897)	1,808,804	(6,783,618)	3,052,357	(7,297,815)	(433,494)
Change in unrealized gain (loss) on investments	(527,583)	(8,541)	(1,182,172)	(264,542)	1,026,506	(1,623,009)	2,341,758	(2,261,675)
Reinvested capital gains	-	-	956,037	-	813,664	-	343,344	2,756,680

Net increase (decrease) in contract owners’ equity resulting from operations	834,484	(149,577)	(5,233,780)	1,236,749	(5,075,548)	1,045,969	(4,781,862)	(194,537)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,975	11,195	533,072	1,291,533	385,857	1,106,881	643,382	560,553
Transfers between funds	3,840,708	992,549	(10,367,634)	5,472,820	(12,796,132)	2,747,728	17,508,076	(11,161,361)
Redemptions (note 3)	(499,373)	(61,219)	(1,078,546)	(1,757,769)	(1,426,278)	(2,680,993)	(1,335,562)	(1,432,402)
Annuity benefits	-	-	-	-	(3,970)	(3,043)	(4,352)	(5,514)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,071)	(367)	(18,892)	(25,737)	(11,694)	(39,054)	(13,111)	(19,062)
Adjustments to maintain reserves	(111)	(37)	(134)	(232)	(162)	485	(3,525)	378

Net equity transactions	3,523,128	942,121	(10,932,134)	4,980,615	(13,852,379)	1,132,004	16,794,908	(12,057,408)

Net change in contract owners’ equity	4,357,612	792,544	(16,165,914)	6,217,364	(18,927,927)	2,177,973	12,013,046	(12,251,945)
Contract owners’ equity beginning of period	1,000,152	207,608	19,766,820	13,549,456	21,059,004	18,881,031	6,126,010	18,377,955

Contract owners’ equity end of period	$5,357,764	1,000,152	3,600,906	19,766,820	2,131,077	21,059,004	18,139,056	6,126,010

CHANGES IN UNITS:
Beginning units	125,974	22,945	1,360,335	1,010,681	1,885,711	1,823,489	403,231	1,086,893
Units purchased	7,958,553	2,591,236	3,419,014	5,552,302	4,222,263	8,122,352	7,481,413	3,136,611
Units redeemed	(7,432,369)	(2,488,207)	(4,323,315)	(5,202,648)	(5,760,386)	(8,060,130)	(6,258,519)	(3,820,273)

Ending units	652,158	125,974	456,034	1,360,335	347,588	1,885,711	1,626,125	403,231

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RUTL		RVWDL

	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(297,076)	(28,688)	(82,068)	771,836
Realized gain (loss) on investments	(10,702,301)	5,062,963	(1,197,257)	301,149
Change in unrealized gain (loss) on investments	4,029,234	(5,052,046)	741,224	(483,060)
Reinvested capital gains	314,804	3,438,292	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,655,339)	3,420,521	(538,101)	589,925

Equity transactions:
Purchase payments received from contract owners (note 3)	1,719,898	2,361,775	394,386	368,548
Transfers between funds	(1,753,596)	(4,706,290)	(207,947)	(817,417)
Redemptions (note 3)	(2,617,059)	(3,329,581)	(477,869)	(351,747)
Annuity benefits	(4,950)	(3,124)	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	(28,252)	(41,583)	(3,593)	(7,730)
Adjustments to maintain reserves	(396)	788	(164)	(97)

Net equity transactions	(2,684,355)	(5,718,015)	(295,187)	(808,443)

Net change in contract owners’ equity	(9,339,694)	(2,297,494)	(833,288)	(218,518)
Contract owners’ equity beginning of period	33,832,101	36,129,595	4,344,954	4,563,472

Contract owners’ equity end of period	$24,492,407	33,832,101	3,511,666	4,344,954

CHANGES IN UNITS:
Beginning units	2,671,079	3,166,003	333,314	408,120
Units purchased	13,295,835	10,217,020	4,834,554	2,427,827
Units redeemed	(13,159,332)	(10,711,944)	(4,856,301)	(2,502,633)

Ending units	2,807,582	2,671,079	311,567	333,314

See accompanying notes to financial statements.

30

NATIONWIDE VARIABLE ACCOUNT- 4

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class III (ACVIG3)

American Century VP - Ultra(R) Fund - Class III (ACVU3)

American Century VP - Value Fund - Class III (ACVV3)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)

Greenwich Street Series Fund - Intermediate High Grade Portfolio (SBIHP)*

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)

Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)

Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)

Portfolios of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT - Money Market Portfolio (SBMMP)

Portfolios of the Legg Mason Partners Variable Portfolios III, Inc. (Legg Mason Partners VP III,Inc);

Legg Mason Partners VP III, Inc. - Large Cap Value Portfolio (SBTIG)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Government Bond Fund - Class III (GBF3)

Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)

Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)

Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)

Nationwide VIT - Money Market Fund - Class II (SAM2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)

Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)

Nationwide VIT - Nationwide Fund - Class III (TRF3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)

Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)

Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)

Rydex Variable Trust Portfolios - Banking Fund (RBKF)

Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)

Rydex Variable Trust Portfolios - Berolina Fund (RVBER)

Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)

Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)

Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)

Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios - Electronics Fund (RELF)

Rydex Variable Trust Portfolios - Energy Fund (RENF)

Rydex Variable Trust Portfolios - Energy Services Fund (RESF)

Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)

Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust Portfolios - Health Care Fund (RHCF)

Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)

Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)

Rydex Variable Trust Portfolios - Internet Fund (RINF)

Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)

Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF) (formerly Inverse OTC

    Strategy Fund)

Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)

Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)

Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)

Rydex Variable Trust Portfolios - Leisure Fund (RLF)

Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)

Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)

Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)

Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)

Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF) (formerly OTC 2x Strategy Fund)

Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF) (formerly OTC Fund)

Rydex Variable Trust Portfolios - Nova Fund (RNF)

Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)

Rydex Variable Trust Portfolios - Real Estate Fund (RREF)

Rydex Variable Trust Portfolios - Retailing Fund (RRF)

Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)

Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)

Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)

Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust Portfolios - Technology Fund (RTEC)

Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)

Rydex Variable Trust Portfolios - Transportation Fund (RTRF)

Rydex Variable Trust Portfolios - Utilities Fund (RUTL)

Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)

Portfolios of the Smith Barney Variable Account Funds (Smith Barney VAF);

Smith Barney VAF - The Income and Growth Portfolio (SBIGP)*

Smith Barney VAF - The Reserve Account Portfolio (SBRAP)*

Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio (SBQSP)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.40%	1.55%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	ACVIG3	ACVU3	ACVV3	FEI2R	FG2R	FC2R	SBTRP

0.45%	$8,183	-	-	-	-	-	-	-
0.65%	768	-	-	-	-	-	-	-
0.80%	3,221	-	-	-	-	-	-	-
1.00%	370	-	-	-	-	-	-	-
1.15%	2,364,040	15,804	2,579	19,068	34,395	28,398	76,178	-
1.20%	144	-	-	-	-	-	-	-
1.25%	6,787	-	-	-	-	-	-	-
1.30%	40,339	-	-	-	-	-	-	587
1.35%	4,339,934	25,110	2,932	18,646	30,275	27,024	81,167	-
1.40%	807,594	5,931	1,065	11,773	11,049	8,819	26,522	-
1.45%	1,535	-	-	-	-	-	-	-
1.50%	906,827	-	1	3	4	7	9	-
1.55%	1,038,033	4,667	114	3,863	4,642	5,554	18,164	-
1.60%	1,446,176	8,351	5,308	35,547	18,435	17,508	70,449	-

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	16,175	-	-	-	-	-	-	-
1.70%	1,360,091	220	-	84	20	15	134	-
1.75%	428,877	1	-	1	-	-	-	-
1.80%	1,247,131	4,249	2,948	11,037	8,178	8,318	30,970	-
1.85%	463,958	7,088	245	13,122	9,842	5,142	31,016	-
1.90%	529,869	-	-	-	-	-	-	-
1.95%	458,848	19	-	5	-	-	24	-
2.00%	207,311	1,816	53	2,002	2,592	2,771	3,876	-
2.05%	185,042	4,067	536	3,247	3,600	3,623	4,941	-
2.10%	75,533	-	-	-	-	-	-	-
2.15%	257,526	-	-	-	-	12	14	-
2.20%	140,655	-	-	-	-	368	1,324	-
2.25%	10,811	-	-	-	-	-	-	-
2.30%	11,373	-	-	-	-	-	-	-
2.35%	46,763	-	-	-	-	-	-	-
2.40%	20,674	-	-	-	-	-	-	-
2.45%	5,624	-	-	-	-	-	-	-
2.50%	2,476	-	-	-	-	-	-	-
2.55%	98	-	-	-	-	-	-	-
2.65%	3,065	-	-	-	-	-	-	-
2.85%	6,196	-	-	-	-	-	-	-
2.90%	1,561	-	-	-	-	-	-	-

Totals	$16,443,608	77,323	15,781	118,398	123,032	107,559	344,788	587

	SBIEP	SBVI	SBMMP	SBTIG	HIBF3	GBF3	GVIDA6	GVIDC6

0.45%	$-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	14,905	57,343	11,859	16,911
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	-
1.30%	929	37,552	1,253	18	-	-	-	-
1.35%	-	-	-	-	31,956	71,624	25,335	33,630
1.40%	-	-	-	-	4,386	21,169	3,006	4,078
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	11	14	1	1
1.55%	-	-	-	-	14,654	19,820	9,772	6,546
1.60%	-	-	-	-	12,287	75,904	9,511	20,148
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	37	8	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	16,027	30,441	11,552	18,312
1.85%	-	-	-	-	1,941	12,692	11,528	6,278
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	11	38	8	36
2.00%	-	-	-	-	15,569	3,110	75	147
2.05%	-	-	-	-	1,298	2,172	45,070	3,635
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	19	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-

Totals	$929	37,552	1,253	18	113,045	294,383	127,725	109,722

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDM6	GVDMA6	GVDMC6	SGRF3	SAM2	SCGF3	SCVF3	SCF3

0.45%	$-	-	-	-	5,775	-	-	-
0.65%	-	-	-	-	554	-	-	-
0.80%	-	-	-	-	56	-	-	-
1.00%	-	-	-	-	325	-	-	-
1.15%	36,700	36,721	13,259	2,046	781,177	877	934	5,522
1.20%	-	-	-	-	19	-	-	-
1.25%	-	-	-	-	2,419	-	-	-
1.30%	-	-	-	-	-	-	-	-
1.35%	89,011	67,425	25,138	6,814	1,420,896	2,532	3,567	12,884
1.40%	38,917	8,994	20,507	2,247	207,691	1,068	1,092	3,855
1.45%	-	-	-	-	177	-	-	-
1.50%	-	17	15	-	59,014	-	-	1
1.55%	40,851	18,434	7,177	311	415,420	7	215	2,255
1.60%	64,037	29,779	32,535	1,402	430,235	334	1,384	3,331
1.65%	-	-	-	-	11,419	-	-	-
1.70%	215	98	-	-	62,431	-	32	-
1.75%	-	8	-	-	43,730	-	-	-
1.80%	16,950	18,041	16,984	417	396,830	440	554	1,308
1.85%	16,330	8,831	5,398	588	106,766	244	2,266	2,799
1.90%	-	-	-	-	53,017	-	-	-
1.95%	2	79	29	-	31,923	-	-	2
2.00%	1,112	574	151	-	66,325	-	-	91
2.05%	3,858	8,896	2,417	214	45,578	-	220	25
2.10%	-	-	-	-	25,412	-	-	-
2.15%	-	-	-	-	19,882	-	-	1
2.20%	-	-	-	-	14,068	-	-	-
2.25%	-	-	-	-	489	-	-	-
2.30%	-	-	-	-	2,936	-	-	-
2.35%	-	-	-	-	5,259	-	-	-
2.40%	-	-	-	-	2,740	-	-	-
2.45%	-	-	-	-	1,994	-	-	-
2.50%	-	-	-	-	1,805	-	-	-
2.55%	-	-	-	-	83	-	-	-
2.65%	-	-	-	-	977	-	-	-
2.85%	-	-	-	-	2,109	-	-	-
2.90%	-	-	-	-	43	-	-	-

Totals	$307,983	197,897	123,610	14,039	4,219,574	5,502	10,264	32,074

	TRF3	RVARS	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF

0.45%	$-	-	-	1	1	198	-	47
0.65%	-	-	-	-	4	8	-	24
0.80%	-	10	-	7	-	-	3	-
1.00%	-	-	-	-	-	-	-	-
1.15%	2,130	29,913	-	12,017	11,283	57,668	7,917	19,669
1.20%	-	-	-	-	-	-	-	15
1.25%	-	293	-	-	24	199	2	129
1.30%	-	-	-	-	-	-	-	-
1.35%	3,318	39,255	-	50,679	49,436	101,091	18,008	51,827
1.40%	1,822	5,694	-	2,324	3,314	23,011	397	10,228
1.45%	-	-	-	-	14	90	-	-
1.50%	1	56,490	-	7,548	13,707	32,201	2,490	17,335
1.55%	84	8,284	1	2,653	5,251	18,162	3,899	10,252
1.60%	977	12,759	10	7,576	4,453	18,844	3,646	4,963
1.65%	-	64	1	23	58	33	11	51
1.70%	-	92,193	-	10,299	24,857	53,748	5,907	29,516
1.75%	-	7,061	-	8,660	8,417	21,254	5,352	11,085
1.80%	4,404	8,140	-	7,763	9,069	24,414	4,784	15,208
1.85%	4,835	224	-	1,507	1,109	13,707	309	18,409
1.90%	-	31,131	11	2,217	7,419	17,310	1,358	10,111
1.95%	-	49,674	-	1,105	7,158	15,302	689	8,363
2.00%	105	3,219	8	4,718	672	3,541	2,977	2,531
2.05%	-	705	-	4	324	2,155	5	1,034
2.10%	-	1,468	-	241	46	460	169	12
2.15%	-	8,504	-	1,108	5,477	10,748	691	6,022
2.20%	-	2,551	-	1,816	3,682	7,328	1,346	4,018
2.25%	-	811	-	917	299	222	1,058	282
2.30%	-	609	-	243	4	208	303	198
2.35%	-	3,696	-	1,583	320	1,001	761	534
2.40%	-	174	-	870	489	1,073	605	608
2.45%	-	186	-	-	1	4	-	53
2.50%	-	105	-	-	-	-	-	-
2.55%	-	-	-	12	-	-	2	-
2.65%	-	3	-	-	32	70	-	120
2.85%	-	118	-	-	46	63	-	252
2.90%	-	101	-	396	5	11	123	3

Totals	$17,676	363,435	31	126,287	156,971	424,124	62,812	222,899

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE

0.45%	$-	69	102	7	19	161	182	2
0.65%	-	-	-	-	-	12	-	-
0.80%	1	417	1	-	-	1	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	10,058	46,951	15,387	23,380	2,761	71,009	69,690	51,878
1.20%	-	93	-	-	-	-	17	-
1.25%	-	331	81	47	11	294	446	-
1.30%	-	-	-	-	-	-	-	-
1.35%	14,198	85,988	51,711	54,579	4,944	117,970	120,311	73,703
1.40%	4,743	8,796	10,973	7,324	871	28,426	26,509	15,500
1.45%	-	100	-	-	-	-	162	-
1.50%	618	77,144	39,152	108	1,130	32,231	28,211	802
1.55%	4,863	14,556	5,408	8,890	1,219	19,660	23,613	12,662
1.60%	4,934	14,721	5,671	18,926	806	21,968	19,633	28,306
1.65%	30	67	62	239	27	93	24	14
1.70%	2,412	110,361	61,864	167	957	48,578	45,922	698
1.75%	2,184	16,600	23,502	177	619	20,137	19,181	646
1.80%	1,654	14,358	5,366	21,489	3,606	22,528	24,039	15,272
1.85%	261	4,684	2,973	4,105	441	11,626	31,814	8,986
1.90%	696	35,303	26,587	1,651	610	18,095	21,927	4,665
1.95%	278	43,190	18,154	585	284	14,611	13,264	294
2.00%	2,375	1,738	1,443	1,362	642	3,813	3,258	3,935
2.05%	-	179	1,385	3,586	253	3,454	1,525	6,605
2.10%	514	323	70	34,639	6	573	473	3
2.15%	281	15,331	13,249	87	299	10,396	9,264	227
2.20%	895	3,932	9,102	96	285	7,121	6,359	173
2.25%	1,223	497	426	25	2	184	177	18
2.30%	372	819	216	7	-	242	286	5
2.35%	270	4,257	1,205	28	111	1,187	1,023	73
2.40%	346	508	1,221	19	22	996	980	41
2.45%	-	231	39	-	-	141	126	-
2.50%	-	62	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	171	103	-	-	85	104	-
2.85%	-	309	196	-	-	100	148	-
2.90%	68	54	5	6	5	8	10	3

Totals	$53,274	502,140	295,654	181,529	19,930	455,700	468,678	224,511

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RFSF	RUGB	RHCF	RVHEQ	RVIRO	RINF	RVIDD	RJNF

0.45%	$42	146	28	-	-	4	12	157
0.65%	-	29	-	-	-	-	23	40
0.80%	-	696	1	2	3	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.15%	12,912	60,767	30,491	7,376	4,192	7,113	18,152	20,656
1.20%	-	-	-	-	-	-	-	-
1.25%	107	53	245	-	-	169	56	70
1.30%	-	-	-	-	-	-	-	-
1.35%	60,978	69,523	89,287	4,941	5,642	11,700	53,010	30,469
1.40%	3,339	11,014	15,412	1,162	1,019	2,275	1,866	8,779
1.45%	14	47	213	-	-	-	48	-
1.50%	5,353	59,295	33,048	19,357	4,974	17,869	-	1,004
1.55%	7,694	18,706	10,795	1,440	2,027	1,190	11,066	5,905
1.60%	9,775	36,802	8,562	7,320	4,345	857	9,926	6,595
1.65%	43	247	16	5	-	13	99	10
1.70%	3,906	73,558	51,664	29,940	8,304	33,512	19	938
1.75%	1,819	24,343	20,089	2,396	3,032	11,456	-	706
1.80%	14,482	23,004	21,171	3,908	1,364	4,459	13,023	8,252
1.85%	1,685	6,484	2,936	125	901	1,019	1,041	1,544
1.90%	2,886	22,259	20,433	9,202	5,451	8,937	294	639
1.95%	1,767	17,319	15,379	15,763	1,307	9,303	114	368
2.00%	1,603	2,378	3,637	2,833	622	443	1,213	1,163
2.05%	1,160	1,183	352	138	-	151	534	485
2.10%	59	2,166	35	505	600	11	718	33
2.15%	1,413	16,522	11,281	2,992	1,238	6,567	112	1,157
2.20%	1,135	4,907	7,787	743	863	4,421	93	185
2.25%	1	27	303	413	16	163	-	-
2.30%	-	962	214	267	168	-	-	53
2.35%	306	2,972	1,148	1,186	643	284	-	85
2.40%	61	665	1,047	39	79	604	-	42
2.45%	-	523	65	91	185	13	249	-
2.50%	-	127	-	31	33	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	241	96	1	42	2	-	20
2.85%	-	465	213	102	51	-	-	31
2.90%	-	142	6	54	43	4	-	-

Totals	$132,540	457,572	345,954	112,332	47,144	122,539	111,668	89,386

	RVIMC	RAF	RVISC	RUF	RLCJ	RVLCG	RVLCV	RLF

0.45%	$28	34	54	126	3	25	-	-
0.65%	-	-	-	-	8	-	-	-
0.80%	-	-	-	2	-	1	-	-
1.00%	-	-	-	37	-	-	-	-
1.15%	8,459	21,999	12,410	45,154	10,529	14,513	15,150	3,373
1.20%	-	-	-	-	-	-	-	-
1.25%	4	13	-	41	-	-	1	-
1.30%	-	-	-	-	-	-	-	-
1.35%	10,733	45,944	22,880	61,054	21,115	90,995	29,023	5,028
1.40%	4,334	7,595	1,715	8,468	8,384	5,452	3,464	1,490
1.45%	-	-	-	47	-	46	117	-
1.50%	1,260	-	-	69,568	2,884	4,015	2,319	14,132
1.55%	2,785	5,046	5,700	13,207	8,353	12,170	8,851	758
1.60%	2,247	11,125	3,707	10,703	14,419	20,914	17,293	1,320
1.65%	49	1,073	37	97	12	127	136	1
1.70%	1,208	3	-	120,715	5,448	7,483	4,870	26,197
1.75%	844	-	-	45,357	1,530	2,694	1,390	8,856
1.80%	3,502	11,912	7,314	15,282	7,428	14,451	18,843	1,295
1.85%	207	1,485	1,176	3,285	1,249	1,100	1,301	1,236
1.90%	950	86	111	35,349	1,272	9,614	1,858	7,188
1.95%	470	207	93	33,540	735	1,670	436	7,364
2.00%	251	2,358	887	2,765	1,297	1,653	196	620
2.05%	5	555	51	402	583	275	278	1,124
2.10%	579	592	409	270	73	44	10	1
2.15%	352	71	7	23,361	494	1,151	770	5,299
2.20%	198	-	5	15,361	119	711	381	3,523
2.25%	-	-	-	795	24	15	11	94
2.30%	77	-	-	570	67	90	42	-
2.35%	103	-	-	1,878	351	504	303	219
2.40%	50	-	-	2,327	30	51	-	453
2.45%	132	-	-	135	-	163	162	25
2.50%	-	-	-	-	18	37	30	-
2.55%	-	-	-	-	-	-	-	-
2.65%	35	-	-	285	-	19	-	-
2.85%	72	-	-	678	-	-	-	-
2.90%	-	-	-	1	6	47	36	-

Totals	$38,934	110,098	56,556	510,860	86,431	190,030	107,271	89,596

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RVMFU	RMED	RVMCG	RVMCV	RVCEQ	RVF	ROF	RNF

0.45%	$-	36	7	2	-	71	116	34
0.65%	-	-	-	-	-	1	-	16
0.80%	-	-	3	-	1	-	-	2,008
1.00%	-	-	-	-	-	-	-	-
1.15%	89	26,175	28,186	12,762	1,464	31,251	28,819	28,152
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1	-	-	-	133	165	-
1.30%	-	-	-	-	-	-	-	-
1.35%	269	43,480	34,610	18,292	3,614	101,410	37,525	71,551
1.40%	5	19,650	4,841	1,524	332	9,047	11,971	6,305
1.45%	-	-	-	-	-	-	-	-
1.50%	-	128	10,745	1,735	5,107	735	695	91,195
1.55%	108	8,927	8,013	8,122	3,803	7,478	5,830	8,281
1.60%	41	16,357	18,506	18,450	1,078	21,239	11,216	22,457
1.65%	-	1	33	-	-	203	479	33
1.70%	-	185	14,274	3,577	10,180	1,135	1,733	104,312
1.75%	-	181	7,492	970	2,636	458	685	21,181
1.80%	89	14,798	7,264	6,173	1,343	28,936	19,905	7,338
1.85%	47	4,645	1,179	1,851	227	4,268	409	1,325
1.90%	-	34	12,844	1,993	2,348	324	722	22,728
1.95%	-	18	4,426	598	1,150	689	92	21,775
2.00%	-	4,373	685	76	76	2,462	2,592	3,120
2.05%	-	3,656	269	163	297	2,667	343	3,862
2.10%	13	26	24	-	-	101	51	16
2.15%	1	73	2,663	346	1,531	188	116	23,964
2.20%	-	40	1,862	235	313	87	271	1,333
2.25%	-	19	17	7	10	35	10	145
2.30%	-	5	458	40	130	28	3	91
2.35%	-	26	1,167	253	634	166	87	4,004
2.40%	-	18	340	-	-	30	18	60
2.45%	-	-	43	41	-	-	3	-
2.50%	-	-	30	19	38	-	20	18
2.55%	-	-	-	-	-	-	-	1
2.65%	-	-	169	-	-	-	-	-
2.85%	-	-	290	-	-	-	-	-
2.90%	-	8	32	24	44	12	27	59

Totals	$662	142,860	160,472	77,253	36,356	213,154	123,903	445,364

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RPMF	RREF	RRF	RMEK	RTF	RSRF	RVSCG	RVSCV

0.45%	$142	54	4	115	28	16	9	18
0.65%	4	-	3	3	1	-	-	1
0.80%	-	4	-	-	-	2	-	1
1.00%	-	-	-	-	8	-	-	-
1.15%	72,078	18,746	4,146	22,391	32,010	53,822	15,754	13,954
1.20%	-	-	-	-	-	-	-	-
1.25%	216	17	-	10	97	367	4	1
1.30%	-	-	-	-	-	-	-	-
1.35%	139,040	46,219	9,889	30,536	49,994	76,818	15,701	17,168
1.40%	32,698	11,648	1,188	13,832	25,283	17,398	2,867	2,715
1.45%	290	-	-	-	-	-	-	-
1.50%	14,795	40,553	8,828	1,118	475	24,840	2,035	2,725
1.55%	29,775	7,073	1,355	8,915	14,989	51,245	3,577	6,657
1.60%	32,239	15,234	1,231	19,382	8,982	26,260	14,853	14,147
1.65%	16	42	8	42	586	1	21	17
1.70%	24,544	65,127	13,747	2,029	770	39,031	4,387	5,673
1.75%	9,790	2,796	5,112	546	142	1,638	1,172	1,527
1.80%	35,139	10,296	900	11,030	9,156	74,578	10,011	5,536
1.85%	10,942	1,958	1,259	2,761	13,915	7,695	618	2,183
1.90%	8,479	23,274	4,661	573	778	22,622	4,118	2,688
1.95%	7,663	38,902	4,253	563	594	20,605	744	600
2.00%	4,245	1,872	1,046	1,628	1,751	15,319	121	296
2.05%	1,199	251	45	2,213	2,112	1,183	163	133
2.10%	2,143	-	2	61	375	1,124	27	21
2.15%	5,704	6,368	3,206	203	271	4,356	445	548
2.20%	3,781	1,331	2,140	106	-	830	293	409
2.25%	90	485	143	15	3	367	14	14
2.30%	53	328	76	23	13	218	58	70
2.35%	457	2,508	310	175	92	1,380	320	400
2.40%	510	95	293	8	-	35	-	-
2.45%	504	106	39	-	8	74	64	41
2.50%	-	22	-	7	-	20	23	31
2.55%	-	-	-	-	-	-	-	-
2.65%	39	3	54	-	-	1	-	-
2.85%	19	53	118	-	-	61	-	-
2.90%	1	17	-	19	-	35	49	43

Totals	$436,595	295,382	64,056	118,304	162,433	441,941	77,448	77,617

	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$27	40	5	90	55	91
0.65%	15	-	-	5	15	2
0.80%	-	-	-	-	1	-
1.00%	-	-	-	-	-	-
1.15%	9,845	18,100	7,251	15,145	28,666	15,601
1.20%	-	-	-	-	-	-
1.25%	249	93	2	105	292	-
1.30%	-	-	-	-	-	-
1.35%	14,313	52,181	19,816	30,380	74,780	27,042
1.40%	2,071	4,965	2,251	7,456	10,246	1,432
1.45%	-	-	-	-	-	170
1.50%	4,282	6,750	19,180	19,584	43,297	4,681
1.55%	4,144	6,945	2,403	6,807	11,254	4,716
1.60%	4,144	3,587	1,709	3,548	16,205	4,723
1.65%	256	42	3	71	135	5
1.70%	4,227	5,078	34,940	28,597	73,189	4,818
1.75%	2,941	2,610	11,749	10,918	27,510	3,696
1.80%	10,574	8,401	5,465	7,638	23,328	3,893
1.85%	911	905	1,980	3,902	25,976	1,122
1.90%	3,219	8,926	10,824	10,922	26,583	2,572
1.95%	1,620	2,083	9,821	8,713	21,171	1,806
2.00%	854	2,217	529	547	1,455	1,527
2.05%	323	99	23	1,509	2,433	212
2.10%	115	70	9	39	27	775
2.15%	1,239	1,696	7,044	6,595	15,278	1,292
2.20%	741	1,437	4,721	4,558	10,333	938
2.25%	-	13	165	252	515	-
2.30%	247	3	-	140	257	174
2.35%	369	412	330	737	1,227	419
2.40%	179	95	604	567	1,477	205
2.45%	91	-	-	39	52	1
2.50%	-	-	-	-	-	-
2.55%	-	-	-	-	-	-
2.65%	108	-	2	91	127	65
2.85%	252	-	-	191	169	90
2.90%	-	-	-	3	8	-

Totals	$67,356	126,748	140,826	169,149	416,061	82,068

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $5,065,094 and $2,584,569, respectively, and total transfers from the Account to the fixed account were $5,269,048 and $2,600,815, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $995,420 and $518,664 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $132,754 and $2,500 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,176,658 and $112,219 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$943,057,712	0	$943,057,712

Accounts Receivable of $33,679 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Income & Growth Fund - Class III (ACVIG3)
2008	1.15%	to	2.05%	343,435	$8.99	to	8.46	$3,028,849	2.18%	-35.34%	to	-36.01%
2007	1.15%	to	2.05%	511,898	13.90	to	13.22	7,000,632	2.11%	-1.22%	to	-2.07%
2006	1.15%	to	2.05%	697,047	14.07	to	13.50	9,683,792	1.29%	15.74%	to	14.74%
2005	1.15%	to	2.05%	460,611	12.16	to	11.77	5,538,170	1.59%	3.43%	to	2.54%
2004	1.15%	to	2.05%	315,833	11.76	to	11.48	3,685,371	1.17%	11.69%	to	10.77%
American Century VP - Ultra(R) Fund - Class III (ACVU3)
2008	1.15%	to	2.05%	96,850	7.19	to	6.76	680,708	0.00%	-42.19%	to	-42.77%
2007	1.15%	to	2.05%	185,781	12.43	to	11.81	2,265,496	0.00%	19.64%	to	18.59%
2006	1.15%	to	2.05%	185,778	10.39	to	9.96	1,911,057	0.00%	-4.39%	to	-5.26%
2005	1.15%	to	2.05%	284,912	10.87	to	10.51	3,068,548	0.00%	1.00%	to	0.10%
2004	1.15%	to	2.05%	90,454	10.76	to	10.50	966,536	0.00%	9.41%	to	8.49%
American Century VP - Value Fund - Class III (ACVV3)
2008	1.15%	to	2.05%	586,741	10.30	to	9.70	5,923,371	2.50%	-27.62%	to	-28.36%
2007	1.15%	to	2.05%	707,354	14.23	to	13.54	9,883,316	1.90%	-6.24%	to	-7.04%
2006	1.15%	to	2.05%	1,105,290	15.18	to	14.57	16,567,282	0.96%	17.29%	to	16.28%
2005	1.15%	to	2.05%	671,652	12.94	to	12.53	8,593,733	0.73%	3.83%	to	2.93%
2004	1.15%	to	2.05%	516,992	12.46	to	12.17	6,386,499	0.62%	13.02%	to	12.09%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2008	1.15%	to	2.05%	640,409	8.11	to	7.63	5,107,279	1.96%	-43.48%	to	-44.08%
2007	1.15%	to	2.05%	923,301	14.35	to	13.65	13,064,438	1.53%	0.10%	to	-0.75%
2006	1.15%	to	2.05%	1,195,976	14.33	to	13.75	16,960,523	2.85%	18.51%	to	17.50%
2005	1.15%	to	2.05%	785,938	12.09	to	11.70	9,416,625	1.24%	4.40%	to	3.49%
2004	1.15%	to	2.05%	478,682	11.58	to	11.31	5,497,773	0.99%	9.89%	to	8.99%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
2008	1.15%	to	2.05%	418,788	7.13	to	6.71	2,932,438	0.23%	-47.92%	to	-48.44%
2007	1.15%	to	2.20%	1,427,016	13.70	to	12.90	19,260,131	0.33%	25.19%	to	23.94%
2006	1.15%	to	2.05%	449,694	10.94	to	10.49	4,853,304	0.23%	5.36%	to	4.44%
2005	1.15%	to	2.05%	509,898	10.38	to	10.04	5,245,505	0.20%	4.31%	to	3.38%
2004	1.15%	to	2.05%	260,018	9.95	to	9.71	2,564,583	0.16%	1.94%	to	1.08%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
2008	1.15%	to	2.05%	1,277,175	10.41	to	9.80	13,048,585	0.57%	-43.35%	to	-43.92%
2007	1.15%	to	2.20%	1,869,163	18.37	to	17.33	33,799,687	0.84%	15.94%	to	14.77%
2006	1.15%	to	2.05%	1,648,597	15.84	to	15.21	25,762,342	1.06%	10.15%	to	9.22%
2005	1.15%	to	2.05%	1,351,898	14.38	to	13.93	19,245,745	0.12%	15.34%	to	14.36%
2004	1.15%	to	2.05%	562,720	12.47	to	12.18	6,958,966	0.17%	13.82%	to	12.88%
Legg Mason Partners VET - Fundamental Value Portfolio - Class I (SBTRP)
2008	1.30%			1,436	16.92			24,293	0.81%	-37.40%

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Legg Mason Partners VET - International All Cap Opportunity Portfolio (SBIEP)
2008	1.30%			7,937	$9.08			$72,083	3.01%	-44.14%
2007	1.30%			5,193	16.26			84,432	0.98%	4.95%
2006	1.30%			5,194	15.49			80,464	2.18%	24.23%
2005	1.30%			5,195	12.47			64,785	1.38%	10.27%
2004	1.30%			5,196	11.31			58,764	0.78%	16.34%
Legg Mason Partners VET - Investors Portfolio - Class I (SBVI)
2008	1.30%			329,358	6.20			2,040,812	1.27%	-36.46%
2007	1.30%			384,388	9.75			3,748,550	2.56%	-2.48%			(a) (b)
Legg Mason Partners VIT - Money Market Portfolio (SBMMP)
2008	1.30%			6,991	13.55			94,751	2.57%	1.28%
2007	1.30%			8,536	13.38			114,231	4.79%	3.55%
2006	1.30%			8,955	12.92			115,735	4.64%	3.26%
2005	1.30%			8,963	12.52			112,177	2.57%	1.47%
2004	1.30%			10,348	12.33			127,637	0.59%	-0.43%
Legg Mason Partners VP III, Inc. - Large Cap Value Portfolio (SBTIG)
2006	1.30%			221,976	19.02			4,221,010	1.21%	16.74%
2005	1.30%			249,867	16.29			4,070,124	1.52%	5.11%
2004	1.30%			280,779	15.50			4,351,174	1.75%	9.19%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	1.15%	to	2.05%	1,358,208	8.00	to	8.02	10,847,383	7.81%	-28.93%	to	-29.61%
2007	1.15%	to	2.05%	757,438	11.26	to	11.39	8,528,143	8.57%	1.98%	to	1.08%
2006	1.15%	to	2.05%	473,318	11.04	to	11.27	5,225,528	8.47%	9.33%	to	8.37%
2005	1.15%	to	1.80%	100,662	10.10	to	10.42	1,019,789	3.80%	1.00%	to	0.85	%(a) (b)
Nationwide VIT - Government Bond Fund - Class III (GBF3)
2008	1.15%	to	2.05%	1,445,042	13.06	to	12.30	18,516,569	4.28%	6.49%	to	5.55%
2007	1.15%	to	2.05%	1,498,890	12.26	to	11.65	18,090,271	4.98%	5.92%	to	4.97%
2006	1.15%	to	2.05%	1,131,842	11.58	to	11.10	12,931,905	4.34%	2.16%	to	1.24%
2005	1.15%	to	2.05%	936,308	11.33	to	10.97	10,497,329	4.39%	2.00%	to	1.09%
2004	1.15%	to	2.00%	621,353	11.11	to	10.86	6,853,796	6.24%	2.08%	to	1.21%
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2008	1.15%	to	2.05%	619,874	9.01	to	8.64	5,462,939	2.00%	-37.61%	to	-38.25%
2007	1.15%	to	2.05%	783,334	14.45	to	14.00	11,139,666	2.15%	4.74%	to	3.84%
2006	1.15%	to	2.05%	824,418	13.79	to	13.48	11,235,970	2.12%	15.58%	to	14.59%
2005	1.15%	to	2.05%	613,612	11.93	to	11.76	7,279,159	2.12%	6.72%	to	5.80%
2004	1.15%	to	1.60%	39,336	11.18	to	11.15	439,389	2.34%	11.83%	to	11.49	%(a) (b)
Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
2008	1.15%	to	2.05%	698,779	10.74	to	10.29	7,404,922	3.32%	-7.25%	to	-8.10%
2007	1.15%	to	2.05%	462,812	11.57	to	11.20	5,293,897	3.14%	4.21%	to	3.28%
2006	1.15%	to	2.05%	536,836	11.11	to	10.85	5,917,114	3.47%	4.92%	to	3.98%
2005	1.15%	to	2.05%	436,065	10.59	to	10.43	4,594,448	3.38%	2.20%	to	1.30%
2004	1.15%	to	2.00%	140,679	10.36	to	10.30	1,453,807	2.72%	3.59%	to	3.01	%(a) (b)
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
2008	1.15%	to	2.05%	1,744,209	9.81	to	9.41	16,869,176	2.83%	-24.25%	to	-24.98%
2007	1.15%	to	2.05%	1,764,416	12.95	to	12.54	22,604,032	2.82%	4.48%	to	3.57%
2006	1.15%	to	2.05%	1,684,346	12.40	to	12.11	20,706,119	2.59%	10.17%	to	9.21%
2005	1.15%	to	2.05%	1,398,649	11.25	to	11.09	15,655,434	2.56%	4.29%	to	3.38%
2004	1.15%	to	2.05%	871,310	10.79	to	10.72	9,380,597	2.58%	7.89%	to	7.25	%(a) (b)

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2008	1.15%	to	2.05%	1,069,845	$9.40	to	9.01	$9,930,470	2.56%	-32.18%	to	-32.85%
2007	1.15%	to	2.05%	1,115,759	13.86	to	13.42	15,292,382	2.77%	4.93%	to	4.03%
2006	1.15%	to	2.05%	899,550	13.20	to	12.90	11,793,869	2.33%	13.25%	to	12.27%
2005	1.15%	to	2.05%	641,708	11.66	to	11.49	7,447,383	2.38%	5.93%	to	5.01%
2004	1.15%	to	2.05%	250,509	11.01	to	10.94	2,751,078	2.08%	10.08%	to	9.42	%(a) (b)
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2008	1.15%	to	2.05%	657,880	10.30	to	9.88	6,676,541	2.99%	-16.00%	to	-16.79%
2007	1.15%	to	2.05%	880,836	12.26	to	11.87	10,665,870	3.47%	4.60%	to	3.68%
2006	1.15%	to	2.05%	309,482	11.72	to	11.45	3,599,791	2.83%	7.15%	to	6.21%
2005	1.15%	to	2.05%	386,892	10.94	to	10.78	4,204,984	4.35%	3.45%	to	2.54%
2004	1.15%	to	1.85%	68,049	10.58	to	10.53	717,830	2.65%	5.76%	to	5.27	%(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
2008	1.15%	to	1.85%	83,241	7.56	to	7.21	620,814	0.00%	-46.72%	to	-47.18%
2007	1.15%	to	2.05%	105,552	14.20	to	13.50	1,475,992	0.00%	7.71%	to	6.78%
2006	1.15%	to	2.05%	100,288	13.18	to	12.64	1,306,345	0.00%	8.67%	to	7.74%
2005	1.15%	to	2.05%	113,885	12.13	to	11.73	1,368,323	0.00%	8.47%	to	7.55%
2004	1.15%	to	2.05%	126,295	11.18	to	10.91	1,400,829	0.00%	13.99%	to	13.04%
Nationwide VIT - Money Market Fund - Class II (SAM2)
2008	0.45%	to	2.90%	34,269,411	10.22	to	10.01	352,153,977	1.16%	0.78%	to	-1.69%
2007	0.45%	to	2.40%	23,647,331	10.14	to	9.69	243,632,327	4.56%	1.44%	to	1.76	%(a)
2006	1.15%	to	2.40%	20,692,057	10.17	to	9.52	207,345,677	5.21%	2.91%	to	1.63%
2005	1.15%	to	2.40%	24,895,689	9.89	to	9.37	243,237,085	2.98%	1.09%	to	-0.18%
2004	1.15%	to	2.40%	19,266,017	9.78	to	9.38	186,613,831	0.62%	-0.74%	to	-1.99%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2008	1.15%	to	1.85%	36,528	6.69	to	6.37	240,525	0.00%	-47.07%	to	-47.54%
2007	1.15%	to	1.85%	48,203	12.63	to	12.14	600,992	0.00%	8.54%	to	7.81%
2006	1.15%	to	2.05%	57,842	11.64	to	11.16	665,642	0.00%	2.04%	to	1.15%
2005	1.15%	to	2.05%	73,636	11.40	to	11.03	832,039	0.00%	6.76%	to	5.85%
2004	1.15%	to	2.05%	93,866	10.68	to	10.42	996,846	0.00%	12.11%	to	11.16%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2008	1.15%	to	2.05%	53,479	9.35	to	8.80	489,197	1.06%	-32.99%	to	-33.68%
2007	1.15%	to	2.05%	70,779	13.95	to	13.27	968,345	1.15%	-8.00%	to	-8.81%
2006	1.15%	to	2.05%	97,392	15.17	to	14.55	1,456,266	0.48%	16.02%	to	15.03%
2005	1.15%	to	2.05%	110,485	13.07	to	12.65	1,428,243	0.05%	1.88%	to	1.00%
2004	1.15%	to	2.05%	159,275	12.83	to	12.52	2,029,370	0.00%	16.02%	to	15.11%
Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
2008	1.15%	to	2.05%	148,984	9.78	to	9.20	1,434,159	0.83%	-38.87%	to	-39.51%
2007	1.15%	to	2.05%	185,353	15.99	to	15.22	2,922,660	0.02%	0.93%	to	0.05%
2006	1.15%	to	2.05%	308,338	15.84	to	15.21	4,817,248	0.19%	10.78%	to	9.84%
2005	1.15%	to	2.05%	178,517	14.30	to	13.85	2,534,040	0.00%	11.02%	to	10.09%
2004	1.15%	to	2.05%	131,645	12.88	to	12.58	1,681,038	0.00%	17.69%	to	16.74%
Nationwide VIT - Nationwide Fund - Class III (TRF3)
2008	1.15%	to	2.00%	50,588	8.18	to	7.73	403,227	1.35%	-42.22%	to	-42.78%
2007	1.15%	to	2.00%	93,336	14.16	to	13.50	1,295,408	1.12%	6.97%	to	6.11%
2006	1.15%	to	2.00%	132,523	13.24	to	12.73	1,734,018	0.85%	12.40%	to	11.49%
2005	1.15%	to	2.00%	133,824	11.77	to	11.41	1,559,758	0.80%	6.12%	to	5.26%
2004	1.15%	to	2.00%	75,896	11.10	to	10.84	831,866	1.27%	8.57%	to	7.71%
(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
2008	0.80%	to	2.90%	2,285,393	$8.11	to	8.29	$19,728,175	0.49%	-19.37%	to	-21.11%
2007	0.80%	to	2.35%	2,157,687	10.06	to	10.63	23,274,631	3.97%	0.65%	to	1.41	%(a)
2006	1.15%	to	2.35%	1,729,823	10.62	to	10.48	18,276,840	2.05%	5.42%	to	4.17%
2005	1.15%	to	2.00%	129,898	10.07	to	10.06	1,307,443	0.00%	0.70%	to	0.63	%(a) (b)
Rydex Variable Trust Portfolios - Alternative Strategies Allocation Fund (RVASA)
2008	1.35%	to	2.00%	7,573	9.87	to	9.87	74,748	2.15%	-1.27%	to	-1.31	%(a) (b)
Rydex Variable Trust Portfolios - Amerigo Fund (RVAMR)
2008	0.45%	to	2.90%	1,041,892	5.98	to	6.10	6,552,835	0.41%	-43.35%	to	-44.80%
2007	0.80%	to	2.40%	925,019	10.54	to	11.12	10,393,020	0.71%	5.45%	to	11.07	%(a)
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
2008	0.80%	to	2.90%	2,475,430	4.86	to	4.25	15,764,043	0.22%	-41.64%	to	-43.04%
2007	0.80%	to	2.40%	592,327	8.33	to	10.52	6,620,044	1.39%	-16.66%	to	-28.86	%(a)
2006	1.15%	to	2.40%	1,143,218	15.78	to	14.79	17,637,738	2.08%	9.97%	to	8.62%
2005	1.15%	to	2.40%	771,920	14.35	to	13.61	10,819,183	1.22%	-3.88%	to	-5.07%
2004	1.15%	to	2.40%	1,060,424	14.92	to	14.34	15,542,844	0.36%	13.42%	to	12.08%
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
2008	0.45%	to	2.45%	541,731	6.05	to	12.07	6,959,272	0.18%	-45.64%	to	-46.77%
2007	0.80%	to	2.40%	1,894,999	11.11	to	22.74	45,459,701	0.14%	11.06%	to	30.88	%(a)
2006	1.15%	to	2.40%	1,734,363	18.53	to	17.38	31,444,748	1.00%	20.89%	to	19.45%
2005	1.15%	to	2.40%	1,129,476	15.33	to	14.55	16,977,993	0.26%	2.85%	to	1.60%
2004	1.15%	to	2.40%	2,143,041	14.91	to	14.32	31,429,749	0.03%	19.44%	to	18.06%
Rydex Variable Trust Portfolios - Berolina Fund (RVBER)
2008	0.80%	to	2.90%	371,153	6.21	to	5.99	2,273,127	1.10%	-42.60%	to	-43.87%
2007	0.80%	to	2.40%	241,098	10.82	to	10.70	2,596,044	0.00%	8.16%	to	7.01	%(a) (b)
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
2008	0.65%	to	2.90%	3,205,648	9.37	to	9.33	25,300,919	0.00%	-12.35%	to	-14.36%
2007	1.15%	to	2.15%	942,389	9.36	to	8.77	8,602,365	0.00%	3.20%	to	2.16%
2006	1.15%	to	2.20%	766,752	9.07	to	8.57	6,800,621	0.00%	-4.43%	to	-5.41%
2005	1.15%	to	2.40%	2,034,867	9.49	to	8.98	18,964,096	0.00%	9.40%	to	8.02%
2004	1.15%	to	2.05%	410,235	8.67	to	8.41	3,526,373	0.00%	-0.06%	to	-0.92%
Rydex Variable Trust Portfolios - Clermont Fund (RVCLR)
2008	0.80%	to	2.90%	175,719	7.12	to	7.00	1,265,177	0.56%	-30.63%	to	-32.15%
2007	0.80%	to	2.40%	183,136	10.27	to	10.38	1,920,893	3.66%	2.68%	to	3.69	%(a)
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
2008	0.45%	to	2.90%	2,197,097	6.05	to	4.42	10,151,821	1.91%	-49.25%	to	-50.49%
2007	0.80%	to	2.40%	3,045,583	11.91	to	9.02	27,997,886	0.00%	19.10%	to	27.80	%(a)
2006	1.15%	to	2.35%	2,092,686	7.18	to	7.06	14,920,253	0.00%	-18.82%	to	-19.85%
2005	1.15%	to	2.35%	1,797,935	8.84	to	8.81	15,873,627	0.64%	-11.59%	to	-11.86	%(a) (b)
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
2008	0.45%	to	2.90%	1,447,943	8.23	to	8.66	17,640,235	0.21%	-23.73%	to	-25.64%
2007	0.80%	to	2.40%	1,411,731	10.78	to	15.47	22,868,744	1.61%	7.79%	to	8.47	%(a)
2006	1.15%	to	2.40%	1,420,963	15.22	to	14.26	21,139,565	0.94%	16.08%	to	14.65%
2005	1.15%	to	2.40%	846,312	13.11	to	12.44	10,816,844	0.47%	-1.54%	to	-2.75%
2004	1.15%	to	2.40%	1,275,298	13.31	to	12.79	16,692,929	0.04%	12.00%	to	10.67%
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
2008	0.80%	to	2.90%	3,022,231	3.65	to	4.63	15,820,875	1.87%	-62.02%	to	-62.93%
2007	1.15%	to	2.05%	1,178,525	14.14	to	13.70	16,505,318	0.83%	6.90%	to	6.03%
2006	1.15%	to	2.15%	1,299,147	13.23	to	12.89	17,058,249	0.76%	29.05%	to	27.81%
2005	1.15%	to	2.05%	528,954	10.25	to	10.10	5,400,561	0.71%	-4.91%	to	-5.76%
2004	1.15%	to	2.05%	641,605	10.78	to	10.72	6,907,611	8.79%	7.82%	to	7.17	%(a) (b)

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Electronics Fund (RELF)
2008	0.80%	to	2.40%	106,957	$4.47	to	4.21	$485,237	0.00%	-50.51%	to	-51.42%
2007	0.80%	to	2.40%	177,430	9.04	to	8.67	1,617,857	0.00%	-9.59%	to	-4.84	%(a)
2006	1.15%	to	2.40%	241,200	9.75	to	9.11	2,293,531	0.00%	1.31%	to	0.07%
2005	1.15%	to	2.40%	623,214	9.63	to	9.11	5,874,067	0.00%	2.68%	to	1.33%
2004	1.15%	to	2.40%	703,576	9.37	to	8.99	6,534,146	0.00%	-22.88%	to	-23.84%
Rydex Variable Trust Portfolios - Energy Fund (RENF)
2008	0.45%	to	2.45%	637,157	6.10	to	13.60	9,294,850	0.00%	-46.28%	to	-47.38%
2007	0.80%	to	2.40%	1,787,020	11.34	to	25.93	48,872,378	0.00%	13.37%	to	30.09	%(a)
2006	1.15%	to	2.40%	1,497,573	21.24	to	19.93	31,118,572	0.00%	10.64%	to	9.34%
2005	1.15%	to	2.40%	1,965,737	19.20	to	18.23	37,034,830	0.02%	36.95%	to	35.41%
2004	1.15%	to	2.40%	2,467,542	14.02	to	13.46	34,037,274	0.01%	30.75%	to	29.25%
Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
2008	0.45%	to	2.90%	639,951	4.55	to	7.78	8,884,329	0.00%	-57.79%	to	-58.86%
2007	0.80%	to	2.40%	1,302,965	10.76	to	31.57	43,367,729	0.00%	7.63%	to	33.89	%(a)
2006	1.15%	to	2.40%	762,447	25.11	to	23.58	18,870,570	0.00%	9.71%	to	8.45%
2005	1.15%	to	2.40%	1,742,365	22.89	to	21.75	39,235,726	0.00%	46.60%	to	44.95%
2004	1.15%	to	2.40%	578,680	15.61	to	15.00	8,944,842	0.00%	32.20%	to	30.65%
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
2008	1.15%	to	2.35%	843,627	8.53	to	7.82	7,068,608	0.49%	-55.38%	to	-56.01%
2007	0.80%	to	2.40%	1,920,923	10.39	to	17.71	36,071,440	2.40%	3.91%	to	10.43	%(a)
2006	1.15%	to	2.40%	2,192,359	17.12	to	16.04	36,864,640	2.12%	28.02%	to	26.51%
2005	1.15%	to	2.40%	1,207,475	13.37	to	12.68	15,928,613	0.25%	5.14%	to	3.88%
2004	1.15%	to	2.40%	1,888,067	12.72	to	12.20	23,728,720	17.67%	14.82%	to	13.49%
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
2008	1.15%	to	2.35%	654,279	6.30	to	5.77	4,044,436	0.00%	-48.64%	to	-49.40%
2007	0.80%	to	2.40%	1,165,736	8.91	to	11.36	13,994,254	1.06%	-10.88%	to	-20.75	%(a)
2006	1.15%	to	2.40%	2,399,247	15.30	to	14.33	35,797,623	1.28%	15.39%	to	14.00%
2005	1.15%	to	2.40%	1,940,222	13.26	to	12.57	25,144,304	0.58%	2.19%	to	0.94%
2004	1.15%	to	2.40%	2,215,554	12.97	to	12.46	28,208,416	0.21%	15.77%	to	14.41%
Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
2008	0.80%	to	2.90%	1,869,412	15.76	to	14.18	34,074,962	2.82%	43.67%	to	40.71%
2007	0.80%	to	2.40%	2,018,451	10.97	to	12.13	25,810,098	3.65%	9.70%	to	7.11	%(a)
2006	1.15%	to	2.40%	2,477,009	12.09	to	11.32	29,166,507	3.73%	-4.26%	to	-5.49%
2005	1.15%	to	2.35%	2,933,150	12.63	to	12.00	36,425,360	3.04%	6.45%	to	5.21%
2004	1.15%	to	2.35%	1,812,323	11.86	to	11.41	21,283,468	3.65%	7.12%	to	5.82%
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
2008	0.80%	to	2.90%	2,444,993	7.58	to	8.33	21,619,236	0.00%	-25.46%	to	-27.09%
2007	0.80%	to	2.40%	1,987,359	10.17	to	11.35	23,750,436	0.00%	1.66%	to	3.51	%(a)
2006	1.15%	to	2.40%	2,061,198	11.72	to	10.97	23,616,249	0.00%	3.91%	to	2.63%
2005	1.15%	to	2.40%	2,579,881	11.28	to	10.69	28,504,790	0.00%	9.38%	to	8.03%
2004	1.15%	to	2.40%	1,787,784	10.31	to	9.89	18,134,006	0.00%	5.00%	to	3.74%
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
2008	0.80%	to	2.90%	1,302,678	7.59	to	7.83	10,594,467	2.15%	-24.45%	to	-26.10%
2007	0.80%	to	2.35%	663,743	10.04	to	10.73	7,224,928	4.28%	0.41%	to	0.75	%(a)
2006	1.15%	to	2.35%	756,277	10.79	to	10.65	8,121,721	1.98%	6.96%	to	5.69%
2005	1.15%	to	2.00%	134,664	10.08	to	10.08	1,357,333	0.19%	0.84%	to	0.77	%(a) (b)
Rydex Variable Trust Portfolios - International Rotation Fund (RVIRO)
2008	0.80%	to	2.90%	992,693	6.43	to	6.33	6,342,715	0.00%	-35.73%	to	-36.70	%(a) (b)

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Internet Fund (RINF)
2008	0.80%	to	2.40%	76,853	$5.63	to	8.37	$692,546	0.00%	-45.32%	to	-46.28%
2007	0.80%	to	2.40%	1,266,765	10.30	to	15.58	20,753,720	0.00%	2.95%	to	7.80	%(a)
2006	1.15%	to	2.40%	309,872	15.44	to	14.46	4,724,502	0.00%	8.44%	to	7.12%
2005	1.15%	to	2.40%	945,879	14.24	to	13.50	13,226,384	0.00%	-2.51%	to	-3.73%
2004	1.15%	to	2.40%	1,965,133	14.60	to	14.02	28,174,640	0.00%	14.54%	to	13.23%
Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
2008	0.65%	to	2.45%	499,333	16.09	to	9.17	4,788,981	0.37%	59.79%	to	57.04%
2007	1.15%	to	2.05%	365,708	6.14	to	5.93	2,221,573	5.38%	-10.04%	to	-10.97%
2006	1.15%	to	2.05%	681,290	6.83	to	6.66	4,624,437	1.86%	-22.67%	to	-23.42%
2005	1.15%	to	2.00%	369,228	8.83	to	8.70	3,246,389	1.46%	0.46%	to	-0.44%
2004	1.15%	to	2.00%	213,395	8.79	to	8.74	1,871,704	0.00%	-12.14%	to	-12.64	%(a) (b)
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
2008	0.65%	to	2.15%	747,249	6.36	to	5.35	4,190,087	0.36%	-30.66%	to	-31.75%
2007	1.15%	to	2.05%	770,197	8.22	to	7.87	6,265,305	2.89%	-5.62%	to	-6.47%
2006	1.15%	to	2.05%	928,746	8.71	to	8.42	8,028,340	2.24%	6.87%	to	5.93%
2005	1.15%	to	2.05%	1,169,228	8.15	to	7.95	9,458,742	0.00%	-6.33%	to	-7.22%
2004	1.15%	to	2.05%	1,762,008	8.70	to	8.57	15,246,795	0.00%	-11.69%	to	-12.52%
Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
2008	0.80%	to	2.85%	424,757	13.48	to	8.95	4,030,502	0.99%	33.35%	to	30.68%
2007	1.15%	to	2.00%	124,504	7.31	to	7.07	902,071	2.64%	-3.12%	to	-3.99%
2006	1.15%	to	2.00%	449,003	7.54	to	7.36	3,370,439	2.37%	-4.93%	to	-5.78%
2005	1.15%	to	1.85%	244,801	7.93	to	7.84	1,935,247	1.97%	-9.21%	to	-9.92%
2004	1.15%	to	2.05%	88,589	8.74	to	8.69	771,961	0.00%	-12.61%	to	-13.14	%(a) (b)
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2008	1.15%	to	2.15%	627,733	6.18	to	5.72	3,805,228	0.27%	46.32%	to	44.91%
2007	1.15%	to	2.05%	1,120,118	4.22	to	3.97	4,642,937	4.93%	-12.31%	to	-13.15%
2006	1.15%	to	2.05%	2,522,905	4.82	to	4.58	11,962,337	5.47%	-2.53%	to	-3.43%
2005	1.15%	to	2.05%	1,394,598	4.94	to	4.74	6,804,691	0.00%	0.11%	to	-0.83%
2004	1.15%	to	2.05%	1,528,468	4.94	to	4.78	7,445,853	0.00%	-12.85%	to	-13.75%
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
2008	0.45%	to	2.20%	329,174	12.61	to	8.65	2,961,396	0.77%	24.13%	to	22.04%
2007	1.15%	to	2.00%	482,460	7.38	to	7.14	3,534,718	3.11%	4.15%	to	3.22%
2006	1.15%	to	2.00%	801,628	7.09	to	6.92	5,653,817	3.48%	-12.96%	to	-13.76%
2005	1.15%	to	2.00%	453,503	8.14	to	8.02	3,681,128	2.22%	-4.16%	to	-5.04%
2004	1.15%	to	2.00%	106,063	8.50	to	8.45	898,747	0.00%	-15.01%	to	-15.50	%(a) (b)
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
2008	1.15%	to	2.45%	839,808	9.00	to	8.16	7,388,507	0.18%	37.65%	to	35.94%
2007	1.15%	to	2.05%	941,839	6.54	to	6.16	6,069,827	4.93%	-0.34%	to	-1.28%
2006	1.15%	to	2.05%	1,349,133	6.56	to	6.24	8,734,403	8.27%	-8.56%	to	-9.41%
2005	1.15%	to	2.05%	1,247,352	7.17	to	6.89	8,843,219	0.00%	-1.91%	to	-2.83%
2004	1.15%	to	2.35%	1,403,512	7.31	to	7.02	10,139,870	0.00%	-11.24%	to	-12.41%
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
2008	0.65%	to	2.90%	677,085	6.05	to	7.04	5,044,057	0.37%	-33.41%	to	-35.03%
2007	0.80%	to	2.35%	751,913	9.07	to	10.63	8,411,765	5.82%	-9.25%	to	-13.32	%(a)
2006	1.15%	to	2.35%	1,190,504	13.07	to	12.27	15,318,670	2.11%	3.93%	to	2.77%
2005	1.15%	to	2.40%	2,199,730	12.58	to	11.91	27,314,609	0.00%	18.97%	to	17.49%
2004	1.15%	to	2.05%	743,806	10.57	to	10.26	7,780,211	0.00%	9.06%	to	8.18%

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
2008	0.80%	to	2.90%	862,172	$6.05	to	6.08	$5,672,872	0.00%	-40.31%	to	-41.64%
2007	0.80%	to	2.15%	1,757,917	10.13	to	10.84	19,545,800	0.00%	1.30%	to	2.69	%(a)
2006	1.15%	to	2.35%	967,675	10.85	to	10.50	10,397,766	0.00%	4.19%	to	2.95%
2005	1.15%	to	2.00%	1,081,956	10.41	to	10.26	11,172,943	0.09%	0.61%	to	-0.24%
2004	1.15%	to	2.00%	633,174	10.35	to	10.29	6,542,448	1.00%	3.47%	to	2.88	%(a) (b)
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
2008	0.80%	to	2.90%	729,421	4.71	to	5.33	4,552,990	1.11%	-49.07%	to	-50.26%
2007	0.80%	to	2.40%	581,997	9.26	to	11.96	7,209,802	0.97%	-7.43%	to	-7.60	%(a)
2006	1.15%	to	2.40%	3,100,903	13.37	to	12.94	41,102,720	0.69%	16.31%	to	14.90%
2005	1.15%	to	2.00%	1,013,947	11.50	to	11.34	11,605,054	0.67%	2.99%	to	2.16%
2004	1.15%	to	1.85%	420,376	11.16	to	11.11	4,685,275	0.77%	11.63%	to	11.12	%(a) (b)
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
2008	1.15%	to	2.45%	50,985	8.95	to	8.14	447,214	0.00%	-49.68%	to	-50.44%
2007	0.80%	to	2.40%	724,843	9.97	to	16.47	12,447,884	0.00%	-0.27%	to	-4.83	%(a)
2006	1.15%	to	2.40%	1,336,727	18.46	to	17.31	24,067,868	0.00%	22.05%	to	20.55%
2005	1.15%	to	2.40%	688,928	15.12	to	14.36	10,157,585	0.00%	-5.96%	to	-7.10%
2004	1.15%	to	2.40%	2,018,829	16.08	to	15.45	31,917,768	0.00%	22.44%	to	21.02%
Rydex Variable Trust Portfolios - Managed Futures Fund (RVMFU)
2008	1.15%	to	2.15%	193,966	9.72	to	9.72	1,885,881	0.00%	-2.76%	to	-2.81	%(a) (b)
Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
2008	0.80%	to	2.90%	837,538	4.31	to	5.25	7,756,084	0.00%	-55.20%	to	-56.25%
2007	0.80%	to	2.40%	721,452	9.61	to	19.60	15,011,216	1.33%	-3.86%	to	1.15	%(a)
2006	1.15%	to	2.40%	915,949	20.65	to	19.37	18,630,982	0.22%	9.20%	to	7.88%
2005	1.15%	to	2.40%	1,832,079	18.91	to	17.96	34,165,571	0.00%	12.76%	to	11.43%
2004	1.15%	to	2.40%	1,074,402	16.77	to	16.12	17,808,586	0.00%	20.74%	to	19.36%
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
2008	0.45%	to	2.90%	629,723	6.49	to	7.11	5,081,722	0.00%	-36.43%	to	-38.06%
2007	0.80%	to	2.15%	685,021	10.19	to	12.51	8,811,803	0.00%	1.94%	to	6.16	%(a)
2006	1.15%	to	2.15%	465,988	12.10	to	11.79	5,600,019	0.00%	1.94%	to	0.95%
2005	1.15%	to	2.05%	2,175,794	11.87	to	11.69	25,716,327	0.00%	10.19%	to	9.24%
2004	1.15%	to	2.05%	566,096	10.77	to	10.70	6,084,013	0.00%	7.69%	to	7.05	%(a) (b)
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
2008	0.80%	to	2.45%	511,572	5.21	to	6.98	3,743,691	0.00%	-44.08%	to	-45.10%
2007	1.15%	to	2.40%	389,952	13.33	to	12.74	5,147,605	1.40%	-5.95%	to	-7.09%
2006	1.15%	to	2.40%	751,110	14.17	to	13.71	10,532,616	1.16%	15.73%	to	14.33%
2005	1.15%	to	2.05%	434,593	12.24	to	12.07	5,300,196	0.55%	7.08%	to	6.17%
2004	1.15%	to	2.00%	733,363	11.43	to	11.37	8,375,196	0.02%	14.32%	to	13.69	%(a) (b)
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
2008	0.80%	to	2.90%	222,483	5.71	to	6.04	1,400,633	1.74%	-39.45%	to	-40.83%
2007	0.80%	to	2.35%	468,895	9.44	to	10.33	4,913,992	0.67%	-5.61%	to	-7.46	%(a)
2006	1.15%	to	2.35%	448,474	11.31	to	11.17	5,045,584	0.08%	13.05%	to	11.72%
2005	1.15%	to	1.80%	35,674	10.01	to	10.00	356,874	0.00%	0.06%	to	0.01	%(a) (b)
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
2008	0.80%	to	2.90%	2,777,616	2.97	to	3.56	9,530,939	0.16%	-72.82%	to	-73.49%
2007	1.15%	to	2.15%	2,175,439	12.94	to	12.11	27,662,536	0.32%	26.72%	to	25.54%
2006	1.15%	to	2.15%	1,191,682	10.21	to	9.64	11,969,599	0.08%	3.66%	to	2.63%
2005	1.15%	to	2.05%	1,702,841	9.85	to	9.44	16,583,822	0.00%	-4.14%	to	-4.99%
2004	1.15%	to	2.05%	2,525,054	10.27	to	9.93	25,733,805	3.46%	12.90%	to	11.99%

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
2008	0.80%	to	2.45%	581,368	$6.11	to	8.05	$5,040,754	0.12%	-42.38%	to	-43.39%
2007	0.80%	to	2.20%	842,901	10.61	to	14.46	12,821,105	0.12%	6.12%	to	15.29	%(a)
2006	1.15%	to	2.20%	841,434	13.25	to	12.54	10,952,350	0.00%	4.56%	to	3.48%
2005	1.15%	to	2.05%	1,260,934	12.67	to	12.20	15,717,447	0.00%	-0.05%	to	-0.93%
2004	1.15%	to	2.40%	4,291,035	12.68	to	12.17	53,776,428	0.00%	8.09%	to	6.80%
Rydex Variable Trust Portfolios - Nova Fund (RNF)
2008	0.80%	to	2.90%	2,615,083	4.41	to	5.15	15,360,297	0.34%	-54.84%	to	-55.90%
2007	0.80%	to	2.40%	3,331,378	9.77	to	12.49	43,798,223	1.09%	-2.31%	to	-1.25	%(a)
2006	1.15%	to	2.35%	4,124,172	13.51	to	12.68	54,628,828	0.79%	17.91%	to	16.53%
2005	1.15%	to	2.35%	5,496,441	11.46	to	10.88	61,916,595	0.30%	2.77%	to	1.57%
2004	1.15%	to	2.35%	4,376,840	11.15	to	10.71	48,297,744	0.05%	13.30%	to	12.04%
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
2008	0.45%	to	2.85%	1,769,536	7.12	to	10.43	28,379,283	0.00%	-38.84%	to	-40.38%
2007	0.80%	to	2.40%	1,493,671	11.62	to	25.23	39,756,266	0.00%	16.20%	to	16.73	%(a)
2006	1.15%	to	2.40%	1,192,909	23.04	to	21.62	27,089,138	0.00%	20.04%	to	18.68%
2005	1.15%	to	2.40%	1,824,984	19.19	to	18.21	34,432,953	0.00%	19.50%	to	17.96%
2004	1.15%	to	2.40%	1,135,796	16.06	to	15.44	17,973,169	0.00%	-15.20%	to	-16.22%
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
2008	0.80%	to	2.85%	882,234	5.44	to	8.77	9,127,867	0.54%	-42.11%	to	-43.42%
2007	0.80%	to	2.40%	1,220,492	9.40	to	17.12	21,901,406	1.52%	-5.97%	to	-21.05	%(a)
2006	1.15%	to	2.40%	2,113,674	23.10	to	21.68	47,814,239	2.17%	29.23%	to	27.70%
2005	1.15%	to	2.40%	941,969	17.88	to	16.98	16,519,261	1.76%	5.92%	to	4.67%
2004	1.15%	to	2.05%	638,192	16.88	to	16.41	10,696,859	0.83%	28.05%	to	27.02%
Rydex Variable Trust Portfolios - Retailing Fund (RRF)
2008	0.65%	to	2.85%	1,375,393	5.93	to	6.60	11,397,360	0.00%	-33.38%	to	-34.96%
2007	0.80%	to	2.40%	175,243	8.89	to	12.05	2,221,363	0.00%	-11.10%	to	-14.69	%(a)
2006	1.15%	to	2.40%	1,189,006	15.08	to	14.13	17,395,420	0.00%	8.81%	to	7.47%
2005	1.15%	to	2.40%	842,111	13.86	to	13.15	11,373,723	0.00%	4.27%	to	3.00%
2004	1.15%	to	2.40%	1,119,057	13.29	to	12.76	14,599,245	0.00%	8.79%	to	7.50%
Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2008	0.65%	to	2.90%	956,562	4.62	to	5.29	8,283,723	0.18%	-51.68%	to	-52.89%
2007	0.80%	to	2.35%	713,902	9.55	to	17.13	12,930,976	0.91%	-4.47%	to	-8.90	%(a)
2006	1.15%	to	2.20%	2,130,166	20.01	to	18.96	42,198,456	0.38%	19.46%	to	18.28%
2005	1.15%	to	2.05%	1,371,869	16.75	to	16.13	22,760,014	1.59%	2.72%	to	1.85%
2004	1.15%	to	2.35%	4,543,149	16.30	to	15.68	73,517,463	0.00%	23.76%	to	22.42%
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
2008	1.15%	to	2.45%	3,510,537	4.33	to	3.92	14,914,874	0.00%	-68.35%	to	-68.89%
2007	1.15%	to	2.05%	1,158,234	13.68	to	12.93	15,569,188	0.82%	-0.55%	to	-1.38%
2006	1.15%	to	2.15%	1,441,771	13.76	to	13.04	19,561,762	0.94%	22.28%	to	21.11%
2005	1.15%	to	2.05%	1,050,169	11.25	to	10.82	11,666,957	0.10%	2.20%	to	1.32%
2004	1.15%	to	2.05%	1,221,310	11.01	to	10.67	13,274,965	0.00%	15.55%	to	14.64%
Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
2008	0.80%	to	2.90%	2,101,946	6.49	to	8.32	19,467,186	0.00%	-41.21%	to	-42.50%
2007	0.80%	to	2.35%	2,302,659	11.04	to	15.19	36,643,783	0.00%	10.45%	to	19.93	%(a)
2006	1.15%	to	2.35%	2,251,981	13.39	to	12.66	29,607,719	0.00%	10.11%	to	8.84%
2005	1.15%	to	2.05%	1,587,662	12.16	to	11.77	19,107,058	0.00%	12.41%	to	11.45%
2004	1.15%	to	2.05%	753,136	10.82	to	10.56	8,100,165	0.00%	9.44%	to	8.52%

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
2008	0.45%	to	2.90%	805,732	$6.33	to	6.63	$6,530,777	0.00%	-34.61%	to	-36.30%
2007	0.80%	to	2.35%	383,469	9.67	to	12.15	4,819,484	0.00%	-3.35%	to	-2.43	%(a)
2006	1.15%	to	2.35%	488,949	12.85	to	12.45	6,242,443	0.00%	6.50%	to	5.24%
2005	1.15%	to	2.05%	666,066	12.07	to	11.89	8,006,859	0.00%	4.98%	to	4.09%
2004	1.15%	to	2.05%	915,334	11.49	to	11.43	10,503,385	0.00%	14.93%	to	14.25	%(a) (b)
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
2008	0.80%	to	2.90%	920,313	4.70	to	5.04	5,629,689	0.95%	-43.95%	to	-45.26%
2007	1.15%	to	2.35%	288,414	11.13	to	10.66	3,178,063	0.13%	-21.28%	to	-22.23%
2006	1.15%	to	2.35%	926,833	14.14	to	13.71	13,008,771	0.47%	17.84%	to	16.48%
2005	1.15%	to	2.00%	737,733	12.00	to	11.84	8,816,352	0.00%	2.45%	to	1.63%
2004	1.15%	to	2.00%	1,503,275	11.71	to	11.65	17,579,309	0.08%	17.13%	to	16.49	%(a) (b)
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
2008	0.80%	to	2.85%	652,158	9.57	to	7.89	5,357,764	0.00%	4.72%	to	2.50%
2007	1.15%	to	2.05%	125,974	8.00	to	7.84	1,000,152	0.00%	-11.92%	to	-12.76%
2006	1.15%	to	2.05%	22,945	9.09	to	8.98	207,608	1.60%	-11.65%	to	-12.47%
2005	1.15%	to	2.05%	21,223	10.29	to	10.26	218,176	0.91%	2.87%	to	2.65	%(a) (b)
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
2008	1.15%	to	2.40%	456,034	8.04	to	7.33	3,600,906	0.00%	-46.04%	to	-46.79%
2007	0.80%	to	2.40%	1,360,335	10.00	to	13.78	19,766,820	0.00%	-0.03%	to	7.77	%(a)
2006	1.15%	to	2.40%	1,010,681	13.66	to	12.79	13,549,456	0.00%	4.68%	to	3.39%
2005	1.15%	to	2.40%	900,201	13.05	to	12.37	11,528,619	0.00%	1.93%	to	0.65%
2004	1.15%	to	2.40%	932,471	12.80	to	12.29	11,788,174	0.00%	-0.01%	to	-1.20%
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
2008	0.80%	to	2.40%	347,588	5.15	to	5.65	2,122,714	0.10%	-45.78%	to	-46.74%
2007	0.80%	to	2.40%	1,885,711	9.51	to	10.61	21,038,496	0.21%	-4.94%	to	6.67	%(a)
2006	1.15%	to	2.40%	1,823,489	10.64	to	9.95	18,869,371	1.33%	18.14%	to	16.72%
2005	1.15%	to	2.40%	1,531,964	9.01	to	8.52	13,459,014	0.00%	0.00%	to	-1.25%
2004	1.15%	to	2.40%	2,551,837	9.01	to	8.63	22,542,299	0.00%	11.38%	to	10.08%
Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
2008	0.80%	to	2.90%	1,626,125	6.38	to	7.60	18,128,427	0.00%	-25.86%	to	-27.51%
2007	0.80%	to	2.40%	403,231	8.61	to	14.49	6,107,051	0.00%	-13.92%	to	-10.93	%(a)
2006	1.15%	to	2.40%	1,086,893	17.35	to	16.27	18,351,689	0.00%	6.15%	to	4.90%
2005	1.15%	to	2.40%	1,307,594	16.35	to	15.51	20,916,580	0.00%	7.24%	to	5.95%
2004	1.15%	to	2.40%	2,259,235	15.24	to	14.64	33,857,618	0.00%	21.58%	to	20.12%
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
2008	0.45%	to	2.90%	2,807,582	7.53	to	9.13	24,479,885	0.46%	-29.89%	to	-31.66%
2007	0.80%	to	2.40%	2,671,079	10.73	to	12.01	33,808,393	1.46%	7.31%	to	10.23	%(a)
2006	1.15%	to	2.40%	3,166,003	11.65	to	10.90	36,117,198	2.76%	19.58%	to	18.12%
2005	1.15%	to	2.40%	1,986,172	9.74	to	9.23	18,972,070	1.32%	9.30%	to	8.00%
2004	1.15%	to	2.40%	935,617	8.92	to	8.54	8,266,553	1.64%	15.96%	to	14.58%
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
2008	1.15%	to	2.15%	311,567	11.36	to	11.00	3,511,666	0.00%	-13.25%	to	-14.09%
2007	1.15%	to	2.05%	333,314	13.09	to	12.84	4,344,954	18.79%	16.75%	to	15.75%
2006	1.15%	to	2.05%	408,120	11.21	to	11.09	4,563,472	6.30%	15.38%	to	14.37%

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	841,754
2008	Contract owners’ equity	$943,091,391
2007	Reserves for annuity contracts in payout phase:	1,565,433
2007	Contract owners’ equity	$1,233,502,374
2006	Reserves for annuity contracts in payout phase:	1,830,048
2006	Contract owners’ equity	$1,233,770,495
2005	Reserves for annuity contracts in payout phase:	470,636
2005	Contract owners’ equity	$1,092,585,927
2004	Reserves for annuity contracts in payout phase:	167,427
2004	Contract owners’ equity	$979,135,633
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through a redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

52

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2008.

Statements of Operations for the year ended
December 31, 2008.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2008
and 2007.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008, 2007 and
2006.

Consolidated Balance Sheets as of December
31, 2008 and 2007.

Consolidated Statements of Changes in Shareholder's
Equity as of December 31,
2008, 2007 and 2006.

Consolidated Statements of Cash Flows for
the years ended December 31, 2008, 2007
and 2006.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Attached hereto.

(2)	Not Applicable

(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 99 and hereby incorporated by reference.

(7)	Not Applicable

(8)	(a)	Rydex Variable Insurance Trust Fund Participation Agreement – Filed with Pre-Effective Amendment No. 2 on July 25, 2007 (File No. 333-135650) as Exhibit 8(A) and hereby incorporated by reference.

(b)
Amendment No. 1 – Rydex Variable Insurance Trust Fund Participation Agreement – Filed with Pre-Effective Amendment No. 2 on July 25, 2007 (File No. 333-135650) as Exhibit 8(B) and hereby incorporated by reference.

(c)
Amendment No. 2 – Rydex Variable Insurance Trust Fund Participation Agreement – Filed with Pre-Effective Amendment No. 2 on July 25, 2007 (File No. 333-135650) as Exhibit 8(C) and hereby incorporated by reference.

(d)
Amendment No. 3 – Rydex Variable Insurance Trust Fund Participation Agreement – Filed with Pre-Effective Amendment No. 2 on July 25, 2007 (File No. 333-135650) as Exhibit 8(D) and hereby incorporated by reference.

(e)
Nationwide Variable Insurance Trust Fund Participation Agreement – Rydex Variable Insurance Trust Fund Participation Agreement – Filed with Post-Effective Amendment No. 12 on July 17, 2007 (File No. 333-140608) as Exhibit H and hereby incorporated by reference.

(f)	The following Fund Participation Agreement was previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h).

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(g)
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b).  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document “rydexfundpartagreement.htm”.

(9)	Opinion of Counsel – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines of business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty IA
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty-95.2% Fire-4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100% BER
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty-100% IA
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100% OH
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100% OH
NATIONWIDE LLOYDS A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100% OH
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100% CA
NATIONWIDE REALTY SERVICES, LTD. Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE ARENA LLC Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC Class A Units NMC - 100% Class B Units None Class C Units NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100% OH
1492 CAPITAL, LLC (1492) Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI) 1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM) PUI–100% FL
PURE INSURANCE COMPANY PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100% IA
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100% IA
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100% IA
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100% WI
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AMCO –87.3% Allied P&C –8.47% Depositors –4.23% IA
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY Common Stock: 250,000 Shares SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,821,543 Shares SIC–100% CA
DVM INSURANCE AGENCY, INC. VPI–100% CA
V.P.I. SERVICES INC. VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100% NM
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
September 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage - 99.99%
Corp. - .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage - 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage - 79%
AL - 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 500,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

September 30, 2009

Page 2

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 4 and 41.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.           Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 23rd   day of October , 2009.

NATIONWIDE VARIABLE ACCOUNT- 4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of October , 2009.

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact